MUTUAL OF AMERICA
                                                       INSTITUTIONAL FUNDS, INC.

                                  ANNUAL REPORT

                                ALL AMERICA FUND
                                EQUITY INDEX FUND
                            MID-CAP EQUITY INDEX FUND
                             AGGRESSIVE EQUITY FUND
                                    BOND FUND
                                MONEY MARKET FUND

                                DECEMBER 31, 2000

   This report is not to be construed as an offering for sale. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                    CONTENTS

                                                                            Page
                                                                            ----
President's Message .......................................................    1

Performance Graphs ........................................................    2

Portfolio of Investments in Securities:

  All America Fund ........................................................    6

  Equity Index Fund .......................................................   14

  Mid-Cap Equity Index Fund ...............................................   19

  Aggressive Equity Fund ..................................................   23

  Bond Fund ...............................................................   25

  Money Market Fund .......................................................   27

Statement of Assets and Liabilities .......................................   29

Statement of Operations ...................................................   30

Statements of Changes in Net Assets .......................................   32

Financial Highlights ......................................................   34

Notes to Financial Statements .............................................   36

Report of Independent Public Accountants ..................................   40


                                       I

================================================================================
                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                    320 PARK AVENUE, NEW YORK, NEW YORK 10022
================================================================================

Dear Shareholder:

      We are pleased to present the Mutual of America Institutional Funds results for the year ending December 31, 2000. The Institutional Funds have been designed primarily as investment vehicles for institutions such as endowments, foundations, other not-for-profits as well as for corporations.

      2000 was a volatile year in both the stock and bond markets. The U.S. equities markets had a difficult year after a period of significant positive performance in recent years. It was a particularly difficult period for technology stocks. During the fourth quarter, the NASDAQ fell nearly 31% to end the year down 39%. The broad stock market, as measured by the S&P 500, declined 7.8% during the fourth quarter and was down 9.1% for the year. This rapid slowing of the economy prompted the Federal Reserve Bank to cut both the Federal Funds Rate and the Discount Rate as the new year dawned, following six successive increases which began in mid-1999.

      Some of the factors that increased uncertainties regarding the economy were and continue to be: a new administration, which will have to function without a majority in Congress and will make it difficult to accomplish some of the initiatives the President might wish, high energy prices and sluggishness in many global economies.

      The unemployment rate remained low at 4% in December. However, some of the data behind this number indicates some weaknesses that may be contributing to the drop in consumer confidence. The all important earnings season is underway now and this will give a preliminary indication of what companies are expecting for the coming year.

      The total return performance for each of the Mutual of America Institutional Funds, including the two new funds started on September 1, 2000, the Aggressive Equity Fund and the Mid-Cap Equity Index Fund, is reflected below.

                   Total Returns-Year Ended December 31, 2000

      All America Fund ...................................           -5.3%
      Equity Index Fund ..................................           -9.1%
      Mid-Cap Equity Index Fund ..........................           -5.4%
      Aggressive Equity Fund .............................           -6.7%
      Bond Fund ..........................................           +5.9%
      Money Market Fund ..................................           +6.1%

      As mentioned, the Mid-Cap Equity Index Fund and Aggressive Equity Fund commenced operations on September 1, 2000; their respective total returns shown above are from that date.

      All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than when purchased.

      On the pages which immediately follow are brief presentations and graphs for each Fund (except the Money Market Fund and the two newest funds) which illustrate each Fund's respective:

      o Historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;

      o Equivalent in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

      o     Historical performance compared with an appropriate index.

      The portfolios of each Fund and financial statements are presented in the pages which then follow.

      Thank you for your continued investment in our Funds.

                                     Sincerely,

                                     /s/ Dolores Morrissey

                                     Dolores Morrissey
                                     Chairman of the Board and President,
                                     Mutual of America Institutional Funds, Inc.

                                ALL AMERICA FUND

      The All America Fund's investment objective is to outperform the Standard & Poor's 500 Index. The Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500 Index, while the remaining 40% of the Fund is actively managed. The actively managed portion of the Fund utilizes four different investment approaches, approximately equally distributed in large cap growth, small cap growth, large cap value and small cap value. Mutual of America Capital Management Corporation manages approximately one-half of these actively managed assets with two sub-advisors managing the remainder.

      The Fund's return for the twelve month period ended December 31, 2000 was -5.3% ahead of the benchmark S&P 500 Index's return of -9.1%. The internally managed large and small cap value portions, with positive performance, outperformed the growth portions of the Fund, which recorded negative returns.

[The following information was depicted as a line chart in the printed material]

                         GROWTH OF A $10,000 INVESTMENT

                             All America Fund               S & P 500
                             ----------------               ---------
   5/1996                         10,000                      10,000
   12/1996                        11,043                      11,515
   12/1997                        13,909                      15,356
   12/1998                        16,835                      19,744
   12/1999                        21,218                      23,898
   12/2000                        20,085                      21,721

--------------------------------------------------------------------------------
                                All America Fund

                                                Total Return
            Period                 Growth     -----------------
            Ended                    of       Cumu-     Average
            12/31/00              $10,000     lative    Annual
            ---------------------------------------------------
            1 Year                $ 9,466     -5.3%     -5.3%
            Since 5/1/96
              (Inception)         $20,085    100.9%     16.1%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  S&P 500 Index

                                                Total Return
            Period                 Growth     -----------------
            Ended                    of       Cumu-     Average
            12/31/00              $10,000     lative    Annual
            ---------------------------------------------------
            1 Year                $ 9,089     -9.1%     -9.1%
            Since 5/1/96
              (Inception)         $21,721    117.2%     18.1%
--------------------------------------------------------------------------------

The line representing the performance return of the All America Fund includes expenses, such as transaction costs and management fees, that reduce returns, while the performance return line of the index does not.

                               EQUITY INDEX FUND

      The Equity Index Fund invests in the 500 stocks that comprise the S&P 500 Index. The S&P Index is a market-weighted index of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and NASDAQ National Market System. The weightings make each company's influence on the Index's performance directly proportional to that company's market value. The companies included in the Index tend to be industry leaders. The Fund's performance for the twelve months ended December 31, 2000 was -9.1%, in line with the benchmark's return of -9.1%. Technology, which led the way in 1999, reversed its path and declined significantly during 2000. Concerns over declines in capital spending, emerging dot.com and telecommunications companies, and a possible economic slowdown caused investors to leave the highly valued stocks in this sector. Financials and Healthcare were among the best performing sectors in the Index. Utilities was the strongest sector, but with a small weight within the Index, its impact was muted.

[The following information was depicted as a line chart in the printed material]

                         GROWTH OF A $10,000 INVESTMENT

                             Equity Index Fund             S & P 500
                             -----------------             ---------
   5/1999                        10,000                      10,000
   12/1999                       10,895                      11,004
   12/2000                        9,908                      10,002

--------------------------------------------------------------------------------
                                Equity Index Fund

                                                Total Return
            Period                 Growth     -----------------
            Ended                    of       Cumu-     Average
            12/31/00              $10,000     lative    Annual
            ---------------------------------------------------
            1 Year                 $9,093     -9.1%     -9.1%
            Since 5/3/99
              (Inception)          $9,908     -0.9%     -0.6%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  S&P 500 Index

                                                Total Return
            Period                 Growth     -----------------
            Ended                    of       Cumu-     Average
            12/31/00              $10,000     lative    Annual
            ---------------------------------------------------
            1 Year                $ 9,089     -9.1%     -9.1%
            Since 5/3/99
              (Inception)         $10,002      0.0%      0.0%
--------------------------------------------------------------------------------

The line representing the performance return of the Equity Index Fund includes expenses, such as transaction costs, management fees and expenses, that reduce returns, while the performance return line of the index does not.

                            MID-CAP EQUITY INDEX FUND

      The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P 400 Mid-Cap Index. The S&P Mid-Cap Index is a market-weighted index of 400 stocks that are traded on the New York Stock Exchange, American Stock Exchange and NASDAQ National Market System. The weightings make each company's influence on the Index's performance directly proportional to that company's market value. The companies included in the Index tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

      In the year 2000, the S&P Mid-Cap Index outperformed both the larger cap S&P 500 and the S&P SmallCap Index as investors, appearing to have avoided higher valued large cap companies and many smaller cap companies continued their preference for attractive growth rates at lower price-earnings ratios. The Fund became available on September 1, 2000 and performance figures reflects returns from that date forward. The Fund returned -5.4% for the period in line with the index which returned -5.5% for the same period.

                             AGGRESSIVE EQUITY FUND

      The Fund's objective is capital appreciation through investing in both growth and value stock, with respective weightings determined by market conditions. The Fund became available on September 1, 2000 and performance figures reflect returns from that day forward. In the year 2000, Technology, the sector that had been leading the way for sometime reversed its path and fell significantly. Declines in capital spending, particularly in the Telecommunications sector appears to have been the catalyst for the decline in the Technology sector. Energy was the strongest sector, but with a small weighting within the Index, it did not contribute the most; Healthcare was the largest positive contributor. The Fund returned -6.7% for the four-month period, outperforming its benchmark, the Russell 2000 Index, which returned -10.3% for the same period.

                                MONEY MARKET FUND

      The Money Market Fund's investment objective is the realization of high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital. Through investing in high quality commercial paper, the Fund returned 6.1% for the year ended December 31, 2000. Short-term rates rose substantially during this period, as the Federal Reserve Board raised the Federal Funds rate in an attempt to quell prospective inflation. The seven-day effective yield as of February 13, 2001 is 5.4%. As with all performance reporting, this yield is not necessarily indicative of future annual yields.

                                    BOND FUND

      The Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The Fund primarily invests in corporate and U.S. Government agency securities, which yield more than U.S. Treasury issues. For the twelve months ended December 31, 2000, the Fund returned 5.9%. The Fund's benchmark, the Lehman Brothers Government/Credit Index, which is over 50% invested in U.S. Government issues, returned 11.8% for the same period. The Fund overemphasized higher yielding, but lower quality, longer corporate bonds, which caused it to underperform its Index over the past twelve months.

[The following information was depicted as a line chart in the printed material]

                         GROWTH OF A $10,000 INVESTMENT

                                Bond Fund                  Lehman G/C
                                ---------                  ----------
   5/1996                         10,000                     10,000
   12/1996                        10,501                     10,610
   12/1997                        11,435                     11,646
   12/1998                        12,379                     12,748
   12/1999                        11,948                     12,474
   12/2000                        12,649                     13,951

--------------------------------------------------------------------------------
                                    Bond Fund

                                                 Total Return
            Period                 Growth     -----------------
            Ended                    of       Cumu-     Average
            12/31/00              $10,000     lative    Annual
            ---------------------------------------------------
            1 Year                $10,587      5.9%      5.9%
            Since 5/1/96
              (Inception)         $12,649     26.5%      5.2%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                     Lehman Brothers Gov't./Corp. Bond Index

                                                Total Return
            Period                 Growth    ------------------
            Ended                    of      Cumu-      Average
            12/31/00              $10,000    lative     Annual
            ---------------------------------------------------
            1 Year                $11,184     11.8%     11.8%
            Since 5/1/96
              (Inception)         $13,951     39.5%      7.4%
--------------------------------------------------------------------------------

The line representing the performance return of the Bond Fund includes expenses, such as transaction costs, management fees and expenses, that reduce returns, while the performance return line of the index does not.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2000

                                                            Shares      Value
                                                            ------   -----------
INDEXED ASSETS:
COMMON STOCKS
   Abbott Laboratories ................................      4,755   $   230,320
   Adaptec, Inc.* .....................................        314         3,219
   ADC Telecommunications, Inc.* ......................      2,380        43,138
   Adobe Systems, Inc. ................................        748        43,524
   Advanced Micro Devices, Inc.* ......................        944        13,039
   AES Corp.* .........................................      1,409        78,023
   Aetna Inc.* ........................................        435        17,862
   Aflac, Inc. ........................................        823        59,410
   Agilent Technologies, Inc.* ........................      1,396        76,431
   Air Products & Chemicals, Inc. .....................        711        29,151
   Alberto-Culver Co. .................................        174         7,449
   Albertson's, Inc. ..................................      1,311        34,742
   Alcan Aluminum Ltd. ................................      1,034        35,350
   ALCOA, Inc. ........................................      2,677        89,680
   Allegheny Energy, Inc. .............................        345        16,625
   Allegheny Technologies, Inc. .......................        292         4,636
   Allergan, Inc. .....................................        407        39,403
   Allied Waste Industries, Inc.* .....................        584         8,505
   Allstate Corp. .....................................      2,296       100,020
   Alltel Corp. .......................................        972        60,689
   Altera Corp.* ......................................      1,228        32,312
   Alza Corp.* ........................................        714        30,345
   Ambac Financial Group, Inc. ........................        330        19,243
   Amerada Hess Corp. .................................        282        20,604
   Ameren Corp. .......................................        424        19,637
   American Electric Power, Inc. ......................        997        46,361
   American Express Co. ...............................      4,118       226,233
   American General Corp. .............................        765        62,348
   American Greetings Corp. Cl A ......................        201         1,897
   American Home Products Corp. .......................      4,021       255,535
   American Int'l. Group, Inc. ........................      7,127       702,455
   American Power Conversion* .........................        585         7,239
   Amgen, Inc.* .......................................      3,160       202,043
   AMR Corp.* .........................................        459        17,987
   Amsouth Bancorporation .............................      1,211        18,468
   Anadarko Petroleum Corp. ...........................        751        53,382
   Analog Devices, Inc.* ..............................      1,091        55,846
   Andrew Corp.* ......................................        257         5,590
   Anheuser-Busch Cos., Inc. ..........................      2,786       126,763
   AOL Time Warner Inc.* ..............................      7,194       250,351
   Aon Corp. ..........................................        795        27,229
   Apache Corp. .......................................        378        26,484
   Apple Computer, Inc.* ..............................        994        14,786
   Applera Corp.-Applied Biosys Grp ...................        640        60,200
   Applied Materials, Inc.* ...........................      2,490        95,087
   Applied Micro Circuits, Corp.* .....................        915        68,668
   Archer-Daniels-Midland Co. .........................      1,978        29,670
   Ashland, Inc. ......................................        226         8,111
   AT&T Corp. .........................................     11,573       200,358
   Autodesk, Inc. .....................................        189         5,091
   Automatic Data Processing, Inc. ....................      1,926       121,940
   AutoZone, Inc.* ....................................        413        11,771
   AVAYA INC.* ........................................        857         8,838
   Avery Dennison Corp. ...............................        348        19,097
   Avon Products, Inc. ................................        751        35,954
   Baker Hughes, Inc. .................................      1,020        42,394
   Ball Corp. .........................................         95         4,376
   Bank of America Corp. ..............................      5,108       234,330
   Bank of New York Co., Inc. .........................      2,278       125,717
   Bank One Corp. .....................................      3,548       129,946
   Bard (C.R.), Inc. ..................................        158         7,357
   Barrick Gold Corp. .................................      1,220        19,984
   Bausch & Lomb, Inc. ................................        164         6,632
   Baxter International, Inc. .........................        901        79,570
   BB & T Corp. .......................................      1,212        45,223
   Bear Stearns Cos., Inc. ............................        342        17,335
   Becton Dickinson & Co. .............................        773        26,765
   Bed Bath & Beyond, Inc.* ...........................        866        19,377
   BellSouth Corp. ....................................      5,799       237,397
   Bemis Co. ..........................................        162         5,437
   Best Buy Co., Inc.* ................................        637        18,831
   Biogen, Inc.* ......................................        466        27,989
   Biomet, Inc. .......................................        525        20,836
   Black & Decker Corp. ...............................        270        10,598
   Block (H. & R.), Inc. ..............................        283        11,709
   BMC Software, Inc.* ................................        748        10,472
   Boeing Co. .........................................      2,797       184,602
   Boise Cascade Corp. ................................        178         5,985
   Boston Scientific Corp.* ...........................      1,284        17,575
   Briggs & Stratton Corp. ............................         73         3,239
   Bristol-Myers Squibb Co. ...........................      6,080       449,540
   Broadcom Corp. Cl A* ...............................        663        56,024
   Broadvision Inc.* ..................................        825         9,745
   Brown-Forman Corp. Cl B ............................        212        14,098
   Brunswick Corp. ....................................        285         4,685
   Burlington Northern Santa Fe .......................      1,216        34,428
   Burlington Resources, Inc. .........................        673        33,987
   Cabletron Systems, Inc.* ...........................        556         8,375
   Calpine Corp.* .....................................        845        38,078
   Campbell Soup Co. ..................................      1,327        45,947
   Capital One Financial Corp. ........................        612        40,277
   Cardinal Health, Inc. ..............................        849        84,582
   Carnival Corp. .....................................      1,864        57,435
   Caterpillar, Inc. ..................................      1,101        52,091
   Cendant Corp.* .....................................      2,206        21,233
   Centex Corp. .......................................        184         6,912
   CenturyTel, Inc. ...................................        432        15,444
   Ceridian Corp.* ....................................        449         8,952
   Charles Schwab Corp. ...............................      4,197       119,090
   Charter One Financial, Inc. ........................        679        19,616
   Chase Manhattan Corp. ..............................      4,031       183,159
   Chevron Corp. ......................................      2,010       169,719
   Chiron Corp.* ......................................        565        25,143
   Chubb Corp. ........................................        545        47,143
   CIGNA Corp. ........................................        502        66,415
   Cincinnati Financial Corp. .........................        509        20,137
   CINergy Corp. ......................................        493        17,317
   Circuit City Group, Inc. ...........................        629         7,234
   Cisco Systems, Inc.* ...............................     22,166       847,850
   Citigroup, Inc. ....................................     15,521       792,541
   Citrix Systems, Inc.* ..............................        556        12,510
   Clear Channel Communications* ......................      1,804        87,381
   Clorox Co. .........................................        732        25,986
   CMS Energy Corp. ...................................        395        12,517
   Coastal Corp. ......................................        662        58,463
   Coca-Cola Co. ......................................      7,640       465,563
   Coca-Cola Enterprises, Inc. ........................      1,317        25,023
   Colgate-Palmolive Co. ..............................      1,778       114,770
   Comcast Corp. Cl A* ................................      2,767       115,522
   Comerica, Inc. .....................................        485        28,797
   Compaq Computer Corp. ..............................      5,266        79,253
   Computer Associates Intl., Inc. ....................      1,815        35,393
   Computer Sciences Corp.* ...........................        515        30,964
   Compuware Corp.* ...................................      1,104         6,900
   Comverse Technology Inc.* ..........................        472        51,271
   ConAgra Foods Inc. .................................      1,649        42,874
   Conexant Systems, Inc.* ............................        670        10,301
   Conoco, Inc. .......................................      1,938        56,081

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                                            Shares      Value
                                                            ------   -----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
   Conseco, Inc. ......................................      1,013   $    13,359
   Consolidated Edison, Inc. ..........................        653        25,141
   Consolidated Stores Corp.* .........................        344         3,655
   Constellation Energy Group .........................        462        20,819
   Convergys Corp.* ...................................        488        22,113
   Cooper Industries, Inc. ............................        293        13,460
   Cooper Tire & Rubber Co. ...........................        237         2,518
   Coors (Adolph) Co. Cl B ............................        116         9,316
   Corning, Inc. ......................................      2,832       149,565
   Costco Wholesale Corp.* ............................      1,372        54,794
   Countrywide Credit Industries ......................        350        17,588
   Crane Co. ..........................................        205         5,830
   CSX Corp. ..........................................        676        17,534
   Cummins Engine Co., Inc. ...........................        129         4,894
   CVS Corp. ..........................................      1,213        72,704
   Dana Corp. .........................................        511         7,825
   Danaher Corp. ......................................        441        30,153
   Darden Restaurants, Inc. ...........................        413         9,447
   Deere & Co. ........................................        723        33,122
   Dell Computer Corp.* ...............................      7,923       138,157
   Delphi Automotive Systems Corp. ....................      1,748        19,665
   Delta Air Lines, Inc. ..............................        378        18,971
   Deluxe Corp. .......................................        227         5,736
   Devon Energy Corp. .................................        390        23,778
   Dillard's Inc. Cl A ................................        338         3,993
   Disney (Walt) Co. ..................................      6,404       185,316
   Dollar General Corp. ...............................      1,031        19,460
   Dominion Resources, Inc. ...........................        734        49,178
   Donnelley (R.R.) & Sons Co. ........................        392        10,584
   Dover Corp. ........................................        630        25,554
   Dow Chemical Co. ...................................      2,085        76,363
   Dow Jones & Co., Inc. ..............................        277        15,685
   DTE Energy Co. .....................................        450        17,522
   Du Pont (E.I.) de Nemours & Co. ....................      3,231       156,098
   Duke Energy Corp. ..................................      1,132        96,503
   Dynergy, Inc. ......................................        950        53,259
   Eastman Chemical Co. ...............................        244        11,895
   Eastman Kodak Co. ..................................        956        37,643
   Eaton Corp. ........................................        229        17,218
   Ecolab, Inc. .......................................        402        17,361
   Edison International* ..............................      1,025        16,016
   El Paso Energy Corp. ...............................        706        50,567
   Electronic Data Systems Corp. ......................      1,457        84,142
   EMC Corp.* .........................................      6,688       444,752
   Emerson Electric Co. ...............................      1,315       103,638
   Engelhard Corp. ....................................        389         7,926
   Enron Corp. ........................................      2,257       187,613
   Entergy Corp. ......................................        709        30,000
   EOG Resources, Inc. ................................        360        19,688
   Equifax, Inc. ......................................        438        12,565
   Exelon Corp.* ......................................      1,002        70,350
   Exxon Mobil Corp. ..................................     10,730       932,840
   Fannie Mae .........................................      3,106       269,446
   Federated Department Stores* .......................        649        22,715
   FedEx Corp.* .......................................        894        35,724
   Fifth Third Bancorp ................................      1,431        85,502
   First Data Corp. ...................................      1,271        66,966
   First Union Corp. ..................................      3,057        85,023
   Firstar Corp. ......................................      2,991        69,541
   FirstEnergy Corp. ..................................        721        22,757
   FleetBoston Financial Corp. ........................      2,778       104,349
   Fluor Corp.* .......................................        236         7,803
   FMC Corp.* .........................................         95         6,810
   Ford Motor Co. .....................................      5,809       136,148
   Forest Laboratories, Inc.* .........................        270        35,876
   Fortune Brands, Inc. ...............................        508        15,240
   FPL Group, Inc. ....................................        556        39,893
   Franklin Resources, Inc. ...........................        751        28,613
   Freddie Mac ........................................      2,152       148,219
   Freeport-McMoran Copper Cl B* ......................        506         4,333
   Gannett Co., Inc. ..................................        822        51,837
   Gap, Inc. ..........................................      2,623        66,887
   Gateway, Inc.* .....................................        979        17,612
   General Dynamics Corp. .............................        622        48,516
   General Electric Co. ...............................     30,493     1,461,758
   General Mills, Inc. ................................        899        40,062
   General Motors Corp. ...............................      1,649        83,996
   Genuine Parts Co. ..................................        551        14,429
   Georgia-Pacific Group ..............................        708        22,037
   Gillette Co. .......................................      3,218       116,250
   Global Crossing Ltd.* ..............................      2,716        38,873
   Golden West Financial Corp. ........................        501        33,818
   Goodrich (B.F.) Co. ................................        322        11,713
   Goodyear Tire & Rubber Co. .........................        485        11,150
   GPU, Inc. ..........................................        383        14,099
   Grainger (W.W.), Inc. ..............................        290        10,585
   Great Lakes Chemical Corp. .........................        179         6,657
   Guidant Corp.* .....................................        952        51,349
   Halliburton Co. ....................................      1,367        49,554
   Harcourt General, Inc. .............................        221        12,641
   Harley-Davidson, Inc. ..............................        938        37,286
   Harrah's Entertainment, Inc.* ......................        399        10,524
   Hartford Financial Svs Gp., Inc. ...................        663        46,824
   Hasbro, Inc. .......................................        531         5,642
   HCA - The Healthcare Company .......................      1,744        76,753
   HealthSouth Corp.* .................................      1,196        19,510
   Heinz (H.J.) Co. ...................................      1,086        51,517
   Hercules, Inc.* ....................................        330         6,291
   Hershey Food Corp. .................................        429        27,617
   Hewlett-Packard Co. ................................      6,166       194,614
   Hilton Hotels Corp. ................................      1,141        11,981
   Home Depot, Inc. ...................................      7,121       325,341
   Homestake Mining Co. ...............................        806         3,375
   Honeywell International, Inc. ......................      2,449       115,869
   Household International, Inc. ......................      1,454        79,970
   Humana, Inc.* ......................................        519         7,915
   Huntington Bancshares, Inc. ........................        784        12,691
   Illinois Tool Works, Inc. ..........................        931        55,453
   IMS Health, Inc. ...................................        955        25,785
   Inco Ltd.* .........................................        595         9,972
   Ingersoll Rand Co. .................................        507        21,231
   Intel Corp. ........................................     20,644       624,481
   International Paper Co. ............................      1,491        60,851
   Interpublic Group of Cos., Inc. ....................        930        39,583
   Intl. Business Machines Corp. ......................      5,465       464,525
   Intl. Flavors & Fragrances .........................        326         6,622
   Intuit, Inc.* ......................................        635        25,043
   ITT Industries, Inc. ...............................        272        10,540
   JDS Uniphase Corp.* ................................      2,876       119,893
   Jefferson-Pilot Corp. ..............................        325        24,294
   Johnson & Johnson ..................................      4,288       450,508
   Johnson Controls, Inc. .............................        265        13,780
   Kb Home* ...........................................        149         5,019
   Kellogg Co. ........................................      1,254        32,918
   Kerr-McGee Corp. ...................................        290        19,412
   KeyCorp ............................................      1,386        38,808
   Keyspan Corporation ................................        410        17,374
   Kimberly Clark Corp. ...............................      1,713       121,092

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                                            Shares      Value
                                                            ------   -----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
   Kinder Morgan, Inc. ................................        360   $    18,788
   King Pharmaceuticals Inc.* .........................        515        26,619
   KLA Tencor Corp.* ..................................        574        19,337
   Kmart Corp.* .......................................      1,538         8,171
   Knight-Ridder, Inc. ................................        240        13,650
   Kohl's Corp.* ......................................      1,009        61,549
   Kroger Co. .........................................      2,570        69,551
   Legget & Platt .....................................        608        11,514
   Lehman Brothers Holdings, Inc. .....................        744        50,313
   Lexmark Int'l., Inc.* ..............................        396        17,548
   Lilly (Eli) & Co. ..................................      3,482       324,044
   Limited, Inc. ......................................      1,330        22,693
   Lincoln National Corp. .............................        605        28,624
   Linear Technology Corp. ............................        957        44,261
   Liz Claiborne, Inc. ................................        184         7,659
   Lockheed Martin Corp. ..............................      1,323        44,916
   Loews Corp. ........................................        305        31,587
   Longs Drug Stores Corp. ............................        122         2,943
   Louisiana-Pacific Corp. ............................        331         3,351
   Lowe's Companies, Inc. .............................      1,183        52,644
   LSI Logic Corp.* ...................................        947        16,184
   Lucent Technologies ................................     10,286       138,861
   Manor Care, Inc.* ..................................        320         6,600
   Marriott International, Inc. .......................        739        31,223
   Marsh & McLennan Cos., Inc. ........................        827        96,759
   Masco Corp. ........................................      1,383        35,526
   Massey Energy Co. ..................................        236         3,009
   Mattel, Inc. .......................................      1,302        18,801
   Maxim Integrated Products, Inc.* ...................        876        41,884
   May Department Stores Co. ..........................        977        31,997
   Maytag Corp. .......................................        262         8,466
   MBIA, Inc. .........................................        310        22,979
   MBNA Corp. .........................................      2,631        97,183
   McDermott International, Inc.* .....................        185         1,989
   McDonald's Corp. ...................................      4,119       140,046
   McGraw-Hill Cos., Inc. .............................        607        35,585
   McKesson HBOC, Inc. ................................        871        31,260
   Mead Corp. .........................................        318         9,977
   Medimmune, Inc.* ...................................        644        30,711
   Medtronic, Inc. ....................................      3,698       223,267
   Mellon Financial Corp. .............................      1,514        74,470
   Merck & Co., Inc. ..................................      7,088       663,614
   Mercury Interactive Corp.* .........................        234        21,119
   Meredith Corp. .....................................        161         5,182
   Merrill Lynch & Co., Inc. ..........................      2,495       170,128
   Metlife Inc. .......................................      2,365        82,775
   MGIC Investment Corp. ..............................        328        22,120
   Micron Technology, Inc.* ...........................      1,711        60,741
   Microsoft Corp.* ...................................     16,422       714,313
   Millipore Corp. ....................................        141         8,883
   Minnesota Mining & Mfg. Co. ........................      1,221       147,131
   Molex Inc., Cl A ...................................        607        21,549
   Moody's Corp. ......................................        499        12,818
   Morgan (J.P.) & Co., Inc. ..........................        500        82,750
   Morgan Stanley Dean Witter .........................      3,489       276,503
   Motorola, Inc. .....................................      6,633       134,318
   Nabors Industries, Inc.* ...........................        450        26,618
   National City Corp. ................................      1,909        54,884
   National Semiconductor Corp.* ......................        530        10,666
   National Service Industries ........................        127         3,262
   Navistar International Corp.* ......................        199         5,211
   NCR Corp.* .........................................        300        14,738
   Network Appliance, Inc.* ...........................        939        60,316
   New York Times Co. Cl A ............................        531        21,273
   Newell Rubbermaid, Inc. ............................        822        18,701
   Newmont Mining Corp. ...............................        519         8,855
   Nextel Communications, Inc.* .......................      2,338        57,866
   Niagara Mohawk Holdings, Inc.* .....................        494         8,244
   Nicor, Inc. ........................................        147         6,349
   NIKE, Inc. Cl B ....................................        844        47,106
   NiSource, Inc. .....................................        628        19,311
   Nordstrom, Inc. ....................................        435         7,912
   Norfolk Southern Corp. .............................      1,176        15,656
   Nortel Networks Corp. ..............................      9,539       305,844
   Northern Trust Corp. ...............................        689        56,197
   Northrop Grumman Corp. .............................        216        17,928
   Novell, Inc.* ......................................      1,040         5,428
   Novellus Systems, Inc.* ............................        403        14,483
   Nucor Corp. ........................................        270        10,716
   Occidental Petroleum Corp. .........................      1,137        27,572
   Office Depot, Inc.* ................................        918         6,541
   Old Kent Financial Corp. ...........................        423        18,506
   Omnicom Group, Inc. ................................        549        45,498
   Oneok, Inc. ........................................         99         4,764
   Oracle Corp.* ......................................     17,239       501,008
   PACCAR, Inc. .......................................        244        12,017
   Pactiv Corp.* ......................................        531         6,571
   Pall Corp. .........................................        387         8,248
   Palm, Inc.* ........................................      1,725        48,839
   Parametric Technology Corp.* .......................        825        11,086
   Parker Hannifin Corp. ..............................        348        15,356
   Paychex, Inc. ......................................      1,144        55,627
   Penney (J.C.) Co., Inc. ............................        806         8,765
   Peoples Energy Corp.* ..............................        111         4,967
   Peoplesoft, Inc. ...................................        830        30,866
   PepsiCo, Inc. ......................................      4,442       220,157
   Perkin Elmer, Inc. .................................        142        14,910
   Pfizer, Inc. .......................................     19,401       892,458
   PG & E Corp.* ......................................      1,189        23,780
   Pharmacia Corp. ....................................      3,912       238,632
   Phelps Dodge Corp. .................................        252        14,065
   Phillip Morris Cos., Inc. ..........................      6,936       305,184
   Phillips Petroleum Co. .............................        785        44,647
   Pinnacle West Capital Corp. ........................        263        12,525
   Pitney Bowes, Inc. .................................        795        26,334
   Placer Dome, Inc. ..................................      1,008         9,702
   PNC Financial Services Group .......................        909        66,414
   Potlatch Corp. .....................................         90         3,021
   Power-One, Inc.* ...................................        225         8,845
   PPG Industries, Inc. ...............................        539        24,962
   PPL Corporation ....................................        446        20,154
   Praxair, Inc. ......................................        493        21,877
   Proctor & Gamble Co. ...............................      4,031       316,182
   Progress Energy, Inc. ..............................        633        31,136
   Progressive Corp. of Ohio ..........................        228        23,627
   Providian Financial Corp. ..........................        880        50,600
   Public Svc. Enterprise Group .......................        677        32,919
   Pulte Corp. ........................................        135         5,695
   QlLogic Corporation* ...............................        275        21,175
   Quaker Oats Co. ....................................        415        40,411
   Qualcomm, Inc.* ....................................      2,273       186,812
   Quintiles Transnational Corp.* .....................        356         7,454
   Qwest Communications Intl.* ........................      5,041       206,681
   Radioshack Corp. ...................................        575        24,617
   Ralston Purina Co. .................................        949        24,793
   Raytheon Co. .......................................      1,047        32,522
   Reebok International Ltd.* .........................        174         4,757
   Regions Financial Corp. ............................        677        18,491

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                                            Shares      Value
                                                            ------   -----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
   Reliant Energy, Inc. ...............................        916   $    39,674
   Robert Half Intl., Inc.* ...........................        550        14,575
   Rockwell Intl., Corp. ..............................        590        28,099
   Rohm Haas Co. ......................................        678        24,620
   Rowan Cos., Inc.* ..................................        285         7,695
   Royal Dutch Petroleum Co. (N.Y.) ...................      6,609       400,258
   Ryder System, Inc. .................................        207         3,441
   Sabre Group Holdings, Inc. .........................        400        17,250
   Safeco Corp. .......................................        403        13,249
   Safeway, Inc.* .....................................      1,531        95,688
   Sanmina Corp.* .....................................        459        35,171
   Sapient Corp.* .....................................        352         4,202
   Sara Lee Corp. .....................................      2,568        63,077
   SBC Communications, Inc. ...........................     10,485       500,659
   Schering-Plough Corp. ..............................      4,513       256,113
   Schlumberger, Ltd. .................................      1,755       140,290
   Scientific-Atlanta, Inc. ...........................        487        15,858
   Sealed Air Corp.* ..................................        259         7,900
   Sears Roebuck & Co. ................................      1,087        37,773
   Sempra Energy ......................................        633        14,717
   Sherwin-Williams Co. ...............................        513        13,498
   Siebel Systems, Inc.* ..............................      1,230        83,179
   Sigma-Aldrich Corp. ................................        264        10,379
   Snap-On, Inc. ......................................        182         5,073
   Solectron Corp.* ...................................      1,964        66,580
   Southern Co. .......................................      1,999        66,467
   SouthTrust Corp. ...................................        520        21,158
   Southwest Airlines Co. .............................      1,562        52,374
   Sprint Corp. (FON Grp.) ............................      2,696        54,763
   Sprint Corp. (PCS Grp.)* ...........................      2,821        57,654
   St. Jude Medical, Inc.* ............................        262        16,097
   St. Paul Companies, Inc. ...........................        654        35,520
   Stanley Works ......................................        277         8,639
   Staples, Inc.* .....................................      1,494        17,648
   Starbucks Corp.* ...................................        566        25,046
   Starwood Hotels & Resorts ..........................        595        20,974
   State Street Corp. .................................        496        61,608
   Stillwell Financial Inc. ...........................        685        27,015
   Stryker Corp. ......................................        600        30,354
   Summit Bancorp .....................................        541        20,659
   Sun Microsystems, Inc.* ............................      9,917       276,436
   Sunoco, Inc. .......................................        279         9,399
   Suntrust Banks, Inc. ...............................        932        58,716
   Supervalu, Inc. ....................................        433         6,008
   Symbol Technologies, Inc. ..........................        460        16,560
   Synovus Financial Corp. ............................        866        23,328
   Sysco Corp. ........................................      2,038        61,140
   T. Rowe Price Group, Inc. ..........................        371        15,681
   Target Corp. .......................................      2,811        90,655
   Tektronix, Inc.* ...................................        292         9,837
   Tellabs, Inc.* .....................................      1,263        71,360
   Temple-Inland, Inc. ................................        174         9,331
   Tenet Healthcare Corp. .............................        963        42,793
   Teradyne, Inc.* ....................................        531        19,780
   Texaco, Inc. .......................................      1,712       106,358
   Texas Instruments, Inc. ............................      5,314       251,751
   Textron, Inc. ......................................        461        21,437
   The CIT Group, Inc. ................................        814        16,382
   Thermo Electron Corp.* .............................        530        15,768
   Thomas & Betts Corp. ...............................        181         2,930
   Tiffany & Co. ......................................        449        14,200
   Time Warner, Inc. ..................................      4,056       211,885
   Timken Co. .........................................        192         2,904
   TJX Companies, Inc. ................................        960        26,640
   Torchmark Corp. ....................................        407        15,644
   Tosco Corp. ........................................        445        15,102
   Toys R Us, Inc.* ...................................        632        10,547
   Transocean Sedco Forex, Inc. .......................        640        29,440
   Tribune Co. ........................................        951        40,180
   Tricon Global Restaurants Inc.* ....................        479        15,807
   TRW, Inc. ..........................................        377        14,609
   Tupperware Corp. ...................................        179         3,658
   TXU Corp. ..........................................        813        36,026
   Tyco International Ltd. ............................      5,387       298,979
   U.S. Bancorp .......................................      2,318        67,657
   Unilever N.V .......................................      1,769       111,336
   Union Carbide Corp. ................................        415        22,332
   Union Pacific Corp. ................................        770        39,078
   Union Planters Corp. ...............................        438        15,659
   Unisys Corp.* ......................................        958        14,011
   United Technologies Corp. ..........................      1,451       114,085
   UnitedHealth Group Inc. ............................      1,002        61,498
   Unocal Corp. .......................................        751        29,054
   UNUMProvident Corp. ................................        743        19,968
   US Airways Group Inc.* .............................        222         9,005
   USA Education Inc. .................................        493        33,524
   UST, Inc. ..........................................        531        14,901
   USX-Marathon Group .................................        961        26,668
   USX-U.S. Steel Group ...............................        274         4,932
   V F Corp. ..........................................        366        13,264
   Veritas Software Corp.* ............................      1,227       107,363
   Verizon Communications .............................      8,384       420,248
   Viacom, Inc. Cl B* .................................      4,714       220,380
   Visteon Corp. ......................................        401         4,612
   Vitesse Semiconductor Corp.* .......................        550        30,422
   Vulcan Materials Co. ...............................        310        14,841
   Wachovia Corp. .....................................        627        36,444
   Walgreen Co. .......................................      3,099       129,577
   Wal-Mart Stores, Inc. ..............................     13,737       729,778
   Washington Mutual, Inc. ............................      1,688        89,570
   Waste Management, Inc. .............................      1,918        53,225
   Watson Pharmaceuticals, Inc.* ......................        313        16,022
   Wellpoint Health Networks Inc.* ....................        199        22,935
   Wells Fargo & Company ..............................      5,264       293,139
   Wendy's International, Inc. ........................        371         9,739
   Westvaco Corp. .....................................        310         9,048
   Weyerhaeuser Co. ...................................        727        36,895
   Whirlpool Corp. ....................................        232        11,064
   Willamette Industries, Inc. ........................        347        16,287
   Williams Cos., Inc. ................................      1,345        53,716
   Winn-Dixie Stores, Inc. ............................        464         8,990
   WorldCom Inc.* .....................................      8,824       123,536
   Worthington Industries, Inc. .......................        278         2,241
   Wrigley (Wm.) Jr. Co. ..............................        359        34,397
   Xcel Energy, Inc. ..................................      1,034        30,051
   Xerox Corp. ........................................      2,055         9,504
   Xilinx, Inc.* ......................................        984        45,387
   Yahoo!, Inc.* ......................................      1,675        50,538
                                                                     -----------
TOTAL INDEXED ASSETS -- COMMON STOCKS
  (COST: $29,820,863) 55.8% ...........................              $36,236,142
                                                                     -----------

----------
* Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                                         Discount                   Face
                                                           Rate      Maturity       Amount         Value
                                                         --------    ---------     --------      --------
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
   U.S. Government (0.5%)
   U.S. Treasury Bill (a) ............................    5.98%       01/11/01    $200,000      $   199,596
   U.S. Treasury Bill (a) ............................    6.15        01/18/01     100,000           99,672
                                                                                                -----------
                                                                                                    299,268
                                                                                                -----------
COMMERCIAL PAPER (0.6%)
   Avery Dennison Corp. ..............................    6.50        01/02/01     408,000          407,779
                                                                                                -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $707,047) 1.1% .................................................................          707,047
                                                                                                -----------
TOTAL INDEXED ASSETS
   (Cost: $30,527,910) 56.9% .............................................................      $36,943,189
                                                                                                -----------

----------
FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2000:

                              Expiration   Underlying Face   Unrealized
                                 Date      Amount at Value   Gain/(Loss)
                              ----------   ---------------   ----------
PURCHASED
3 S&P 500 Stock Index
  Futures Contracts .......   March 2001      $1,001,250      $(19,504)
                                              ==========      ========

Face value of futures purchased and outstanding as a percentage of total investments in securities: 1.5%.

(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                                            Shares      Value
                                                            ------   -----------
ACTIVE ASSETS:
COMMON STOCKS
BASIC MATERIALS (0.4%)
   Lone Star Technologies, Inc.* ......................      1,850   $    71,225
   Sigma-Aldrich Corp. ................................      1,740        68,404
   TETRA Tech, Inc.* ..................................      3,780       120,488
                                                                     -----------
                                                                         260,117
                                                                     -----------
CONSUMER, CYCLICAL (3.2%)
   American Eagle Outfitters* .........................      2,190        92,527
   Barnes & Noble, Inc.* ..............................      5,860       155,290
   Bed Bath & Beyond, Inc.* ...........................      4,080        91,290
   California Pizza Kitchen Inc.* .....................      1,150        32,487
   Comcast Corp. Cl A* ................................      2,250        93,937
   Corning, Inc. ......................................        985        52,020
   Harrah's Entertainment, Inc.* ......................      8,290       218,648
   J. Jill Group Inc.* ................................      3,930        60,915
   Krispy Kreme Doughnuts Inc.* .......................        300        24,900
   Marriott International, Inc. .......................      2,440       103,090
   MGM Mirage .........................................      3,300        93,019
   Orient Express Hotels Ltd.* ........................      2,500        53,905
   Park Place Entertainment* ..........................      7,380        88,098
   Pulte Corp. ........................................      1,400        59,063
   Reebok International Ltd.* .........................     14,040       383,854
   Scholastic Corp.* ..................................      2,410       213,585
   Skywest, Inc. ......................................      1,200        34,500
   Starbucks Corp.* ...................................      1,500        66,374
   Telewest Communications Plc-ADR* ...................      1,760        27,720
   The Cheesecake Factory, Inc.* ......................      2,425        93,058
   Toll Brothers, Inc.* ...............................      1,470        60,086
                                                                     -----------
                                                                       2,098,366
                                                                     -----------
CONSUMER, NON-CYCLICAL (0.7%)
   Alberto-Culver Co. .................................      3,025       129,507
   Kroger Co.* ........................................      4,490       121,511
   Safeway, Inc.* .....................................      1,265        79,063
   Whole Foods Market, Inc.* ..........................      2,370       144,866
                                                                     -----------
                                                                         474,947
                                                                     -----------
ENERGY (2.3%)
   Core Laboratories N.V.* ............................        890        24,307
   Cross Timbers Oil Co. ..............................      2,150        59,662
   Exxon Mobil Corp. ..................................      2,980       259,073
   Forest Oil Corp.* ..................................        660        24,338
   Grant Prideco, Inc.* ...............................      3,230        70,858
   Grey Wolf Inc.* ....................................     11,450        67,269
   Kinder Morgan, Inc. ................................      2,390       124,728
   Midcoast Energy Res., Inc. .........................        650        14,178
   Mitchell Energy & Dev. Corp. .......................      1,050        64,313
   Murphy Oil Corp. ...................................        670        40,492
   National-Oilwell Inc.* .............................      2,540        98,266
   Ocean Energy, Inc. .................................      2,870        49,866
   Patterson Energy, Inc.* ............................      1,300        48,424
   Precision Drilling Corp.* ..........................        920        34,558
   Pride International, Inc.* .........................      1,075        26,472
   Royal Dutch Petroleum Co. (N.Y.) ...................      2,710       164,124
   Spinnaker Expl. Co.* ...............................      1,260        53,550
   St. Mary Land & Exploration ........................      1,790        59,629
   Swift Enegry Co.* ..................................      1,250        47,031
   UTI Energy Corp.* ..................................      1,550        50,956
   Varco International, Inc.* .........................      1,080        23,490
   Veritas DGC, Inc.* .................................        700        22,610
   Westport Resources Corp.* ..........................      2,820        61,864
                                                                     -----------
                                                                       1,490,058
                                                                     -----------
FINANCIAL (10.1%)
   Affiliated Managers Group* .........................      1,100        60,363
   Allstate Corp. .....................................      3,240       141,143
   American General Corp. .............................      1,380       112,470
   American Int'l. Group, Inc. ........................      3,300       325,256
   Annuity Life Re Holdings ...........................      2,745        87,668
   Arden Realty Group .................................      1,970        49,496
   Astoria Financial Corp. ............................      1,380        74,951
   Bank One Corp. .....................................      4,130       151,261
   Banknorth Group, Inc. ..............................      7,110       141,756
   Berkley (W.R.) Corp. ...............................      4,160       196,300
   Blackrock Inc.* ....................................      2,900       121,800
   Boston Private Finl. Holdings ......................      7,110       141,311
   Boston Properties ..................................      3,210       139,635
   Citigroup, Inc. ....................................      8,733       445,929
   City National Corp. ................................      2,850       110,616
   Cullen/Frost Bankers, Inc. .........................      5,010       209,481
   Federated Investors Inc. ...........................      5,700       166,013
   Fifth Third Bancorp ................................      3,950       236,013
   First Essex Bancorp Inc. ...........................      6,775       135,923
   First Midwest Bancorp ..............................      4,360       125,350
   Gallagher (Arthur J.) & Co. ........................      2,680       170,514
   Greater Bay Bancorp ................................      1,000        41,000
   HCC Insurance Holdings, Inc. .......................      3,040        81,890
   Hilb, Rogal & Hamilton Co. .........................      2,820       112,448
   Investors Financial Services .......................      1,500       129,000
   Jefferson-Pilot Corp. ..............................      1,915       143,146
   Kimco Realty Corp. .................................      2,320       102,515
   Mellon Financial Corp. .............................      3,020       148,546
   Mercantile Bankshares Corp. ........................      3,540       152,884
   MGIC Investment Corp. ..............................        990        66,763
   Morgan Stanley Dean Witter .........................      3,800       301,150
   New York Community Bancorp, Inc. ...................        915        33,626
   Partnerre Ltd. .....................................      2,350       143,350
   Progressive Corp. of Ohio ..........................      1,370       141,966
   RenaissanceRe Holdings Ltd. ........................        940        73,614
   Richmond County Finl. Corp. ........................      6,640       173,470
   Safeco Corp. .......................................      4,780       157,143
   Silicon Valley Bancshares* .........................      1,340        46,314
   SL Green Realty Corp. ..............................      4,330       121,240
   Southwest Bancorp of Texas* ........................      5,550       238,303
   Spieker Properties, Inc. ...........................      2,390       119,799
   Sterling Bancshares, Inc. ..........................      7,900       156,025
   Triad Guaranty* ....................................      2,820        93,413
   Washington Federal Inc. ............................      5,540       157,544
   XL Capital Limited .................................      3,170       276,979
                                                                     -----------
                                                                       6,555,377
                                                                     -----------
HEALTHCARE (5.0%)
   Advance PCS* .......................................      1,400        63,700
   Alza Corp.* ........................................      1,000        42,500
   American Home Products Corp. .......................      1,190        75,625
   Amerisource Health Corp. Cl A* .....................      3,950       199,475
   Apria Healthcare Group, Inc.* ......................      3,050        90,738
   Aurora Biosciences Corp.* ..........................      1,700        53,444
   Avant Immunotherapeutics Inc.* .....................      1,150         7,906
   Bindley Western Industries Inc. ....................      3,760       156,275
   Davita Inc.* .......................................      5,270        90,248
   Dentsply International, Inc. .......................      1,885        73,751
   Enzon, Inc.* .......................................      1,640       101,783
   Express Scripts, Inc. Cl A* ........................      1,085       110,941
   Health Management Associates* ......................      4,350        90,263
   Henry Schein, Inc.* ................................      2,315        80,156

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                                            Shares      Value
                                                            ------   -----------
ACTIVE ASSETS (CONTINUED):
HEALTHCARE (CONTINUED)
   HS Resources, Inc.* ................................      1,380   $    58,478
   IDEC Pharmaceuticals Corp.* ........................        300        56,869
   Impath Inc.* .......................................      1,300        86,450
   Inverness Med. Technology Inc.* ....................      1,000        38,938
   Laboratory Corp. of America* .......................      2,000       352,000
   Lifepoint Hospitals Inc.* ..........................      5,410       271,176
   Lilly (Eli) & Co. ..................................      1,100       102,369
   Lincare Holdings, Inc.* ............................      1,430        81,599
   Mid Atlantic Medical Svcs., Inc.* ..................      3,300        65,381
   Minimed, Inc.* .....................................      1,500        63,047
   Myriad Genetics Inc.* ..............................      1,000        82,750
   NPS Pharmaceuticals Inc.* ..........................      1,050        50,400
   Orthodontic Centers of America* ....................      2,840        88,750
   Oxford Health Plans, Inc.* .........................      4,480       176,960
   Pharmacopeia Inc.* .................................        380         8,289
   Province Healthcare Co.* ...........................      3,325       130,922
   Rehabcare Group Inc.* ..............................      1,118        57,437
   Triad Hospitals, Inc.* .............................      2,770        90,198
   Wellpoint Health Networks Inc.* ....................      1,285       148,096
                                                                     -----------
                                                                       3,246,914
                                                                     -----------
INDUSTRIAL (6.2%)
   Alabany Molecular Research Inc.* ...................        800        49,300
   Ameren Corp. .......................................      1,090        50,481
   Arnold Industries, Inc. ............................      3,685        66,330
   BISYS Group, Inc.* .................................      2,050       106,856
   C.H. Robinson Worldwide, Inc. ......................      2,300        72,305
   Cal Dive International, Inc.* ......................      3,340        88,928
   Cell Therapeutics Inc.* ............................      1,100        49,569
   Cintas Corp. .......................................      2,090       111,161
   Computer Sciences Corp.* ...........................        940        56,518
   Concord Camera Corp.* ..............................      2,560        42,240
   Corporate Executive Board Co.* .....................      1,750        69,590
   D.R. Horton, Inc. ..................................      2,510        61,338
   Documentum, Inc.* ..................................      2,045       101,611
   DuPont Photomasks, Inc.* ...........................        479        25,312
   EGL Inc.* ..........................................        600        14,363
   Engelhard Corp. ....................................      3,305        67,339
   Exar Corp.* ........................................        500        15,492
   Expeditors Int'l. Wash., Inc. ......................      2,195       117,844
   FactSet Research Systems, Inc. .....................      3,400       126,038
   FedEx Corp.* .......................................      2,115        84,515
   Flextronics International Ltd.* ....................      2,800        79,800
   Forward Air Corporation* ...........................      3,000       111,938
   Foundry Networks* ..................................     17,000       255,000
   FuelCell Energy Inc.* ..............................        650        44,566
   Genzyme Corporation* ...............................        171        15,379
   Goodrich (B.F.) Co. ................................      2,280        82,935
   Heartland Express Inc.* ............................      3,160        72,088
   Henry (Jack) & Associates ..........................      1,175        72,997
   Hexcel Corp.* ......................................      5,360        47,905
   Integrated Circuit Systems Inc.* ...................      3,400        56,313
   Juniper Networks Inc.* .............................      2,500       315,156
   Keithley Instruments Inc. ..........................        850        36,603
   Mettler-Toledo International* ......................        750        40,781
   Newport Corp. ......................................      2,000       157,219
   Oak Technology, Inc.* ..............................      1,100         9,556
   Omi Corp.* .........................................     14,180        91,284
   Pactiv Corp.* ......................................      5,570        68,928
   Plantronics Inc.* ..................................      1,050        49,350
   Proxim, Inc.* ......................................        700        30,100
   Research In Motion Ltd.* ...........................      1,300       104,000
   Shaw Group Inc.* ...................................      3,400       170,000
   SMTC Corporation* ..................................      1,500        20,438
   Specialty Laboratories* ............................      2,800        92,750
   Teekay Shipping Corp. ..............................      2,370        90,060
   Tyco International Ltd. ............................      2,410       133,755
   Unilever N.V. (N.Y.) ...............................      1,940       122,099
   United Parcel Service Cl B .........................      2,875       169,086
   United Technologies Corp. ..........................      1,550       121,869
                                                                     -----------
                                                                       4,039,085
                                                                     -----------
TECHNOLOGY (8.5%)
   3Com Corp.* ........................................      7,030        59,755
   Actel Corp.* .......................................        400         9,675
   Actuate Corporation* ...............................      2,900        55,463
   Adaptec, Inc.* .....................................      7,290        74,723
   Applied Materials, Inc.* ...........................      7,400       282,588
   Applied Micro Circuits, Corp.* .....................      1,000        75,047
   Artesyn Technologies Inc.* .........................      2,200        34,925
   Aspen Technology, Inc.* ............................      1,900        63,175
   Atmel Corp.* .......................................     17,600       204,600
   Aviron* ............................................        750        50,109
   Avocent Corp.* .....................................      1,350        36,450
   Brocade Communication Sys.* ........................      2,400       220,350
   Ciena Corp.* .......................................      6,400       520,800
   Cisco Systems, Inc.* ...............................     21,800       833,850
   Computer Network Tech. Corp.* ......................      1,228        35,382
   Comverse Technology Inc.* ..........................        705        76,581
   Cytyc Corp.* .......................................        700        43,794
   DDI Corp.* .........................................      1,800        49,050
   Digital Lightwave, Inc.* ...........................        850        26,934
   Elantec Semiconductor Inc.* ........................      1,000        27,750
   EMC Corp.* .........................................      3,000       199,500
   Evolve Software Inc.* ..............................        200           975
   Exult Inc.* ........................................      4,700        62,275
   Herley Industries Inc.* ............................      1,435        23,857
   Information Corp.* .................................      2,300        90,994
   Informax Inc.* .....................................      1,195        12,398
   Intel Corp. ........................................     11,400       344,850
   Interwoven Inc.* ...................................      1,350        89,016
   Intuit, Inc.* ......................................      1,365        53,832
   Investment Technology Grp., Inc.* ..................      1,000        41,750
   JDS Uniphase Corp.* ................................      5,400       225,114
   Linear Technology Corp. ............................      8,000       370,000
   Manugistics Group, Inc.* ...........................      1,000        57,000
   Maxim Integrated Products, Inc.* ...................      7,400       353,814
   Micromuse, Inc.* ...................................      1,650        99,593
   Microsoft Corp.* ...................................      1,300        56,546
   Microtune Inc.* ....................................      2,050        33,953
   MRV Communications Inc.* ...........................      2,600        34,775
   Netegrity Inc.* ....................................        900        48,938
   Plexus Corp.* ......................................      1,950        59,262
   Speechworks Intl Inc.* .............................      1,200        58,875
   Sun Microsystems, Inc.* ............................      3,100        86,413
   Sungard Data Sys. Inc.* ............................      2,405       113,336
   Telecommunications Systems Inc.* ...................      1,000         3,375
   Varian Semiconductor Equip.* .......................        650        15,438
   Xilinx, Inc.* ......................................      3,900       179,888
                                                                     -----------
                                                                       5,496,768
                                                                     -----------
TELECOMMUNICATIONS (0.7%)
   Qualcomm, Inc.* ....................................        705        57,942
   SBC Communications, Inc. ...........................      5,680       271,220
   Verizon Communications .............................      2,405       120,551
                                                                     -----------
                                                                         449,713
                                                                     -----------

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 2000

                                                            Shares      Value
                                                            ------   -----------
ACTIVE ASSETS (CONTINUED):
UTILITIES (0.2%)
   NSTAR ..............................................        900   $    38,588
   Public Svc. Enterprise Group .......................      1,290        62,726
                                                                     -----------
                                                                         101,314
                                                                     -----------
TOTAL ACTIVE ASSETS --
COMMON STOCKS
   (Cost: $20,695,817) 37.3% ..........................               24,212,659
                                                                     -----------

                                                         Discount                   Face
                                                           Rate      Maturity       Amount         Value
                                                         --------    ---------     --------      --------
ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (5.8%)
   AEP Credit Inc. ...................................    6.60%       01/05/01    $  100,000    $    99,890
   Avery Dennison Corp. ..............................    6.50        01/02/01     1,013,000      1,012,451
   Cooperative Assn. of Tractor Dealers, Inc. ........    6.80        01/04/01       100,000         99,906
   Cooperative Assn. of Tractor Dealers, Inc. ........    6.72        01/12/01       150,000        149,635
   Countrywide Funding Corp. .........................    6.56        01/08/01       300,000        299,507
   General Reinsurance ...............................    6.51        01/05/01       300,000        299,673
   Honeywell International ...........................    6.52        01/12/01       300,000        299,293
   Verizon Network Funding ...........................    6.45        01/02/01     1,502,000      1,501,193
                                                                                                -----------
TOTAL ACTIVE ASSETS -- SHORT-TERM DEBT SECURITIES
   (Cost: $3,761,548) 5.8% .................................................................      3,761,548
                                                                                                -----------
TOTAL ACTIVE ASSETS
   (Cost: $24,457,365) 43.1% ...............................................................     27,974,207
                                                                                                -----------
TOTAL INVESTMENTS
   (Cost: $54,985,275) 100.0% ..............................................................    $64,917,396
                                                                                                ===========

----------
* Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2000

                                                            Shares      Value
                                                            ------   -----------
INDEXED ASSETS:
COMMON STOCKS
   Abbott Laboratories ................................      4,189   $   202,905
   Adaptec, Inc.* .....................................        279         2,860
   ADC Telecommunications, Inc.* ......................      2,096        37,990
   Adobe Systems, Inc. ................................        658        38,287
   Advanced Micro Devices, Inc.* ......................        832        11,492
   AES Corp.* .........................................      1,243        68,831
   Aetna Inc.* ........................................        383        15,727
   Aflac, Inc. ........................................        726        52,408
   Agilent Technologies, Inc.* ........................      1,222        66,905
   Air Products & Chemicals, Inc. .....................        626        25,666
   Alberto-Culver Co. .................................        152         6,508
   Albertson's, Inc. ..................................      1,155        30,608
   Alcan Aluminum Ltd. ................................        913        31,213
   ALCOA, Inc. ........................................      2,363        79,161
   Allegheny Energy, Inc. .............................        305        14,697
   Allegheny Technologies, Inc. .......................        257         4,080
   Allergan, Inc. .....................................        359        34,756
   Allied Waste Industries, Inc.* .....................        515         7,500
   Allstate Corp. .....................................      2,024        88,171
   Alltel Corp. .......................................        856        53,447
   Altera Corp.* ......................................      1,082        28,470
   Alza Corp.* ........................................        628        26,690
   Ambac Financial Group, Inc. ........................        285        16,619
   Amerada Hess Corp. .................................        247        18,046
   Ameren Corp. .......................................        374        17,321
   American Electric Power, Inc. ......................        874        40,641
   American Express Co. ...............................      3,629       199,368
   American General Corp. .............................        675        55,013
   American Greetings Corp. Cl A ......................        176         1,661
   American Home Products Corp. .......................      3,560       226,238
   American Int'l. Group, Inc. ........................      6,281       619,071
   American Power Conversion* .........................        515         6,373
   Amgen, Inc.* .......................................      2,784       178,002
   AMR Corp.* .........................................        404        15,832
   Amsouth Bancorporation .............................      1,066        16,257
   Anadarko Petroleum Corp. ...........................        659        46,842
   Analog Devices, Inc.* ..............................        951        48,679
   Andrew Corp.* ......................................        225         4,894
   Anheuser-Busch Cos., Inc. ..........................      2,454       111,657
   AOL Time Warner Inc.* ..............................      6,342       220,702
   Aon Corp. ..........................................        700        23,975
   Apache Corp. .......................................        331        23,191
   Apple Computer, Inc.* ..............................        878        13,060
   Applera Corp.-Applied Biosys Grp ...................        562        52,863
   Applied Materials, Inc.* ...........................      2,195        83,822
   Applied Micro Circuits, Corp.* .....................        800        60,038
   Archer-Daniels-Midland Co. .........................      1,742        26,129
   Ashland, Inc. ......................................        197         7,070
   AT&T Corp. .........................................     10,226       177,038
   Autodesk, Inc. .....................................        167         4,499
   Automatic Data Processing, Inc. ....................      1,705       107,948
   AutoZone, Inc.* ....................................        395        11,258
   Avaya Inc.* ........................................        755         7,786
   Avery Dennison Corp. ...............................        307        16,847
   Avon Products, Inc. ................................        661        31,645
   Baker Hughes, Inc. .................................        897        37,282
   Ball Corp ..........................................         82         3,777
   Bank of America Corp. ..............................      4,502       206,529
   Bank of New York Co., Inc. .........................      2,007       110,761
   Bank One Corp. .....................................      3,127       114,526
   Bard (C.R.), Inc. ..................................        140         6,519
   Barrick Gold Corp. .................................      1,076        17,625
   Bausch & Lomb, Inc. ................................        157         6,349
   Baxter International, Inc. .........................        794        70,120
   BB & T Corp. .......................................      1,064        39,701
   Bear Stearns Cos., Inc. ............................        301        15,257
   Becton Dickinson & Co. .............................        682        23,614
   Bed Bath & Beyond, Inc.* ...........................        762        17,050
   BellSouth Corp. ....................................      5,132       210,091
   Bemis Co. ..........................................        142         4,766
   Best Buy Co., Inc.* ................................        560        16,555
   Biogen, Inc.* ......................................        411        24,686
   Biomet, Inc. .......................................        460        18,256
   Black & Decker Corp. ...............................        237         9,302
   Block (H. & R.), Inc. ..............................        252        10,427
   BMC Software, Inc.* ................................        661         9,254
   Boeing Co. .........................................      2,465       162,690
   Boise Cascade Corp. ................................        156         5,246
   Boston Scientific Corp.* ...........................      1,132        15,494
   Briggs & Stratton Corp. ............................         64         2,840
   Bristol-Myers Squibb Co. ...........................      5,359       396,231
   Broadcom Corp. Cl A* ...............................        588        49,686
   Broadvision Inc.* ..................................        730         8,623
   Brown-Forman Corp. Cl B ............................        187        12,436
   Brunswick Corp. ....................................        251         4,126
   Burlington Northern Santa Fe .......................      1,164        32,956
   Burlington Resources, Inc. .........................        594        29,997
   Cabletron Systems, Inc.* ...........................        492         7,411
   Calpine Corp.* .....................................        745        33,572
   Campbell Soup Co. ..................................      1,167        40,407
   Capital One Financial Corp. ........................        538        35,407
   Cardinal Health, Inc. ..............................        748        74,520
   Carnival Corp. .....................................      1,683        51,857
   Caterpillar, Inc. ..................................        970        45,893
   Cendant Corp.* .....................................      1,938        18,653
   Centex Corp. .......................................        162         6,085
   CenturyTel, Inc. ...................................        381        13,621
   Ceridian Corp.* ....................................        395         7,875
   Charles Schwab Corp. ...............................      3,699       104,959
   Charter One Financial, Inc. ........................        598        17,267
   Chase Manhattan Corp. ..............................      3,552       161,394
   Chevron Corp. ......................................      1,771       149,539
   Chiron Corp.* ......................................        500        22,250
   Chubb Corp. ........................................        480        41,520
   CIGNA Corp. ........................................        442        58,477
   Cincinnati Financial Corp. .........................        448        17,724
   CINergy Corp. ......................................        433        15,209
   Circuit City Group, Inc. ...........................        555         6,383
   Cisco Systems, Inc.* ...............................     19,541       747,443
   Citigroup, Inc. ....................................     13,678       698,433
   Citrix Systems, Inc.* ..............................        489        11,003
   Clear Channel Communications* ......................      1,594        77,209
   Clorox Co. .........................................        646        22,933
   CMS Energy Corp. ...................................        347        10,996
   Coastal Corp. ......................................        582        51,398
   Coca-Cola Co. ......................................      6,734       410,353
   Coca-Cola Enterprises, Inc. ........................      1,161        22,059
   Colgate-Palmolive Co. ..............................      1,567       101,150
   Comcast Corp. Cl A* ................................      2,439       101,828
   Comerica, Inc. .....................................        427        25,353
   Compaq Computer Corp. ..............................      4,634        69,742
   Computer Associates Intl., Inc. ....................      1,601        31,220
   Computer Sciences Corp.* ...........................        454        27,297
   Compuware Corp.* ...................................        976         6,100
   Comverse Technology Inc.* ..........................        418        45,405
   ConAgra Foods Inc. .................................      1,452        37,752
   Conexant Systems, Inc.* ............................        591         9,087
   Conoco, Inc. .......................................      1,707        49,396

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                                            Shares      Value
                                                            ------   -----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
   Conseco, Inc. ......................................        892   $    11,763
   Consolidated Edison, Inc. ..........................        603        23,216
   Consolidated Stores Corp.* .........................        302         3,209
   Constellation Energy Group .........................        407        18,340
   Convergys Corp.* ...................................        428        19,394
   Cooper Industries, Inc. ............................        257        11,806
   Cooper Tire & Rubber Co. ...........................        208         2,210
   Coors (Adolph) Co. Cl B ............................        101         8,112
   Corning, Inc. ......................................      2,497       131,873
   Costco Wholesale Corp.* ............................      1,210        48,324
   Countrywide Credit Industries ......................        309        15,527
   Crane Co. ..........................................        181         5,147
   CSX Corp. ..........................................        596        15,459
   Cummins Engine Co., Inc. ...........................        114         4,325
   CVS Corp. ..........................................      1,068        64,013
   Dana Corp. .........................................        450         6,891
   Danaher Corp. ......................................        389        26,598
   Darden Restaurants, Inc. ...........................        360         8,235
   Deere & Co. ........................................        637        29,183
   Dell Computer Corp.* ...............................      6,984       121,784
   Delphi Automotive Systems Corp. ....................      1,541        17,336
   Delta Air Lines, Inc. ..............................        334        16,763
   Deluxe Corp. .......................................        201         5,079
   Devon Energy Corp. .................................        345        21,035
   Dillard's Inc. Cl A ................................        295         3,485
   Disney (Walt) Co. ..................................      5,621       162,658
   Dollar General Corp. ...............................        906        17,101
   Dominion Resources, Inc. ...........................        666        44,622
   Donnelley (R.R.) & Sons Co. ........................        346         9,342
   Dover Corp. ........................................        555        22,512
   Dow Chemical Co. ...................................      1,836        67,244
   Dow Jones & Co., Inc. ..............................        244        13,817
   DTE Energy Co. .....................................        396        15,419
   Du Pont (E.I.) de Nemours & Co. ....................      2,847       137,546
   Duke Energy Corp. ..................................        997        84,994
   Dynergy, Inc. ......................................        840        47,093
   Eastman Chemical Co. ...............................        214        10,433
   Eastman Kodak Co. ..................................        842        33,154
   Eaton Corp. ........................................        201        15,113
   Ecolab, Inc. .......................................        354        15,288
   Edison International* ..............................        948        14,813
   El Paso Energy Corp. ...............................        622        44,551
   Electronic Data Systems Corp. ......................      1,285        74,209
   EMC Corp.* .........................................      5,895       392,018
   Emerson Electric Co. ...............................      1,159        91,344
   Engelhard Corp. ....................................        344         7,009
   Enron Corp. ........................................      1,989       165,336
   Entergy Corp. ......................................        625        26,445
   EOG Resources, Inc. ................................        315        17,227
   Equifax, Inc. ......................................        386        11,073
   Exelon Corp.* ......................................        883        61,995
   Exxon Mobil Corp. ..................................      9,457       822,168
   Fannie Mae .........................................      2,737       237,435
   Federated Department Stores* .......................        572        20,020
   FedEx Corp.* .......................................        815        32,567
   Fifth Third Bancorp ................................      1,262        75,405
   First Data Corp. ...................................      1,120        59,010
   First Union Corp. ..................................      2,694        74,927
   Firstar Corp. ......................................      2,674        62,171
   FirstEnergy Corp. ..................................        636        20,074
   FleetBoston Financial Corp. ........................      2,448        91,953
   Fluor Corp.* .......................................        207         6,844
   FMC Corp.* .........................................         84         6,022
   Ford Motor Co. .....................................      5,119       119,977
   Forest Laboratories, Inc.* .........................        240        31,890
   Fortune Brands, Inc. ...............................        448        13,440
   FPL Group, Inc. ....................................        489        35,086
   Franklin Resources, Inc. ...........................        688        26,213
   Freddie Mac ........................................      1,896       130,587
   Freeport-McMoran Copper Cl B* ......................        447         3,827
   Gannett Co., Inc. ..................................        724        45,657
   Gap, Inc. ..........................................      2,334        59,517
   Gateway, Inc.* .....................................        863        15,525
   General Dynamics Corp. .............................        547        42,666
   General Electric Co. ...............................     26,875     1,288,319
   General Mills, Inc. ................................        792        35,294
   General Motors Corp. ...............................      1,453        74,012
   Genuine Parts Co. ..................................        485        12,701
   Georgia-Pacific Group ..............................        623        19,391
   Gillette Co. .......................................      2,837       102,487
   Global Crossing Ltd.* ..............................      2,402        34,379
   Golden West Financial Corp. ........................        441        29,768
   Goodrich (B.F.) Co. ................................        286        10,403
   Goodyear Tire & Rubber Co. .........................        427         9,817
   GPU, Inc. ..........................................        337        12,406
   Grainger (W.W.), Inc. ..............................        255         9,308
   Great Lakes Chemical Corp. .........................        157         5,838
   Guidant Corp.* .....................................        838        45,200
   Halliburton Co. ....................................      1,205        43,681
   Harcourt General, Inc. .............................        195        11,154
   Harley-Davidson, Inc. ..............................        824        32,754
   Harrah's Entertainment, Inc.* ......................        352         9,284
   Hartford Financial Svs. Gp., Inc. ..................        584        41,245
   Hasbro, Inc. .......................................        468         4,973
   HCA - The Healthcare Company .......................      1,537        67,643
   HealthSouth Corp.* .................................      1,053        17,177
   Heinz (H.J.) Co. ...................................        977        46,346
   Hercules, Inc.* ....................................        290         5,528
   Hershey Food Corp. .................................        377        24,269
   Hewlett-Packard Co. ................................      5,434       171,511
   Hilton Hotels Corp. ................................      1,006        10,563
   Home Depot, Inc. ...................................      6,276       286,735
   Homestake Mining Co. ...............................        711         2,977
   Honeywell International, Inc. ......................      2,157       102,053
   Household International, Inc. ......................      1,281        70,455
   Humana, Inc.* ......................................        457         6,969
   Huntington Bancshares, Inc. ........................        690        11,169
   Illinois Tool Works, Inc. ..........................        819        48,782
   IMS Health, Inc. ...................................        841        22,707
   Inco Ltd.* .........................................        525         8,799
   Ingersoll Rand Co. .................................        446        18,676
   Intel Corp. ........................................     18,194       550,369
   International Paper Co. ............................      1,314        53,628
   Interpublic Group of Cos. Inc. .....................        820        34,901
   Intl. Business Machines Corp. ......................      4,816       409,360
   Intl. Flavors & Fragrances .........................        287         5,830
   Intuit, Inc.* ......................................        560        22,085
   ITT Industries, Inc. ...............................        240         9,300
   JDS Uniphase Corp.* ................................      2,536       105,720
   Jefferson-Pilot Corp. ..............................        286        21,379
   Johnson & Johnson ..................................      3,779       397,031
   Johnson Controls, Inc. .............................        233        12,116
   Kb Home* ...........................................        131         4,413
   Kellogg Co. ........................................      1,106        29,033
   Kerr-McGee Corp. ...................................        256        17,136
   KeyCorp ............................................      1,222        34,216
   Keyspan Corporation ................................        365        15,467
   Kimberly Clark Corp. ...............................      1,510       106,742

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                                            Shares      Value
                                                            ------   -----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
   Kinder Morgan, Inc. ................................        315   $    16,439
   King Pharmaceuticals Inc.* .........................        450        23,259
   KLA Tencor Corp.* ..................................        491        16,541
   Kmart Corp.* .......................................      1,347         7,156
   Knight-Ridder, Inc. ................................        211        12,001
   Kohl's Corp.* ......................................        888        54,168
   Kroger Co.* ........................................      2,267        61,351
   Legget & Platt .....................................        536        10,151
   Lehman Brothers Holdings, Inc. .....................        654        44,227
   Lexmark Int'l, Inc.* ...............................        349        15,465
   Lilly (Eli) & Co. ..................................      3,069       285,609
   Limited, Inc. ......................................      1,172        19,997
   Lincoln National Corp. .............................        533        25,218
   Linear Technology Corp. ............................        840        38,850
   Liz Claiborne, Inc. ................................        162         6,743
   Lockheed Martin Corp. ..............................      1,167        39,620
   Loews Corp. ........................................        269        27,858
   Longs Drug Stores Corp. ............................        107         2,581
   Louisiana-Pacific Corp. ............................        291         2,946
   Lowe's Companies, Inc. .............................      1,042        46,369
   LSI Logic Corp.* ...................................        835        14,270
   Lucent Technologies ................................      9,069       122,432
   Manor Care, Inc.* ..................................        281         5,796
   Marriott International, Inc. .......................        651        27,505
   Marsh & McLennan Cos., Inc. ........................        727        85,059
   Masco Corp. ........................................      1,219        31,313
   Massey Energy Co. ..................................        207         2,639
   Mattel, Inc. .......................................      1,147        16,563
   Maxim Integrated Products, Inc.* ...................        768        36,720
   May Department Stores Co. ..........................        857        28,067
   Maytag Corp. .......................................        231         7,464
   MBIA, Inc. .........................................        272        20,162
   MBNA Corp. .........................................      2,316        85,547
   McDermott International, Inc.* .....................        164         1,763
   McDonald's Corp. ...................................      3,630       123,420
   McGraw-Hill Cos., Inc. .............................        535        31,364
   McKesson HBOC, Inc. ................................        768        27,564
   Mead Corp. .........................................        280         8,785
   Medimmune, Inc.* ...................................        568        27,087
   Medtronic, Inc. ....................................      3,258       196,702
   Mellon Financial Corp. .............................      1,335        65,665
   Merck & Co., Inc. ..................................      6,247       584,875
   Mercury Interactive Corp.* .........................        204        18,411
   Meredith Corp. .....................................        141         4,538
   Merrill Lynch & Co., Inc. ..........................      2,108       143,739
   MetLife Inc. .......................................      2,085        72,975
   MGIC Investment Corp. ..............................        289        19,489
   Micron Technology, Inc.* ...........................      1,508        53,534
   Microsoft Corp.* ...................................     14,478       629,758
   Millipore Corp. ....................................        124         7,812
   Minnesota Mining & Mfg. Co. ........................      1,076       129,658
   Molex Inc., Cl A ...................................        535        18,993
   Moody's Corp. ......................................        440        11,303
   Morgan (J.P.) & Co., Inc. ..........................        441        72,986
   Morgan Stanley Dean Witter .........................      3,075       243,694
   Motorola, Inc. .....................................      5,846       118,382
   Nabors Industries, Inc.* ...........................        400        23,660
   National City Corp. ................................      1,682        48,358
   National Semiconductor Corp.* ......................        467         9,398
   National Service Industries ........................        111         2,851
   Navistar International Corp.* ......................        175         4,583
   NCR Corp.* .........................................        264        12,969
   Network Appliance, Inc.* ...........................        828        53,186
   New York Times Co. Cl A ............................        467        18,709
   Newell Rubbermaid, Inc. ............................        724        16,471
   Newmont Mining Corp. ...............................        457         7,798
   Nextel Communications, Inc.* .......................      2,061        51,010
   Niagara Mohawk Holdings, Inc.* .....................        512         8,544
   Nicor, Inc. ........................................        129         5,571
   NIKE, Inc. Cl B ....................................        764        42,641
   NiSource, Inc. .....................................        556        17,097
   Nordstrom, Inc. ....................................        378         6,875
   Norfolk Southern Corp. .............................      1,038        13,818
   Nortel Networks Corp. ..............................      8,410       269,646
   Northern Trust Corp. ...............................        607        49,508
   Northrop Grumman Corp. .............................        190        15,770
   Novell, Inc.* ......................................        908         4,739
   Novellus Systems, Inc.* ............................        355        12,758
   Nucor Corp. ........................................        238         9,446
   Occidental Petroleum Corp. .........................      1,002        24,299
   Office Depot, Inc.* ................................        898         6,398
   Old Kent Financial Corp. ...........................        373        16,319
   Omnicom Group, Inc. ................................        484        40,112
   Oneok, Inc. ........................................         86         4,139
   Oracle Corp.* ......................................     15,198       441,692
   PACCAR, Inc. .......................................        214        10,540
   Pactiv Corp.* ......................................        467         5,779
   Pall Corp. .........................................        340         7,246
   Palm, Inc.* ........................................      1,520        43,035
   Parametric Technology Corp.* .......................        734         9,863
   Parker Hannifin Corp. ..............................        306        13,502
   Paychex, Inc. ......................................      1,009        49,063
   Penney (J.C.) Co., Inc. ............................        710         7,721
   Peoples Energy Corp. ...............................         97         4,341
   Peoplesoft, Inc.* ..................................        731        27,184
   PepsiCo, Inc. ......................................      3,915       194,037
   Perkin Elmer, Inc. .................................        126        13,230
   Pfizer, Inc. .......................................     17,099       786,554
   PG & E Corp.* ......................................      1,047        20,940
   Pharmacia Corp. ....................................      3,448       210,328
   Phelps Dodge Corp. .................................        221        12,350
   Phillip Morris Cos., Inc. ..........................      6,037       265,628
   Phillips Petroleum Co. .............................        691        39,301
   Pinnacle West Capital Corp. ........................        232        11,049
   Pitney Bowes, Inc. .................................        725        24,016
   Placer Dome, Inc. ..................................        887         8,537
   PNC Financial Services Group .......................        802        58,596
   Potlatch Corp. .....................................         79         2,651
   Power-One, Inc.* ...................................        200         7,863
   PPG Industries, Inc. ...............................        475        21,998
   PPL Corporation ....................................        392        17,714
   Praxair, Inc. ......................................        433        19,214
   Proctor & Gamble Co. ...............................      3,553       278,688
   Progress Energy, Inc. ..............................        558        27,447
   Progressive Corp. of Ohio ..........................        200        20,725
   Providian Financial Corp. ..........................        774        44,505
   Public Svc. Enterprise Group .......................        596        28,981
   Pulte Corp. ........................................        119         5,020
   QlLogic Corporation* ...............................        240        18,480
   Quaker Oats Co. ....................................        366        35,639
   Qualcomm, Inc.* ....................................      2,004       164,704
   Quintiles Transnational Corp.* .....................        314         6,574
   Qwest Communications Intl.* ........................      4,441       182,081
   Radioshack Corp. ...................................        527        22,562
   Ralston Purina Co. .................................        832        21,736
   Raytheon Co. .......................................        922        28,640
   Reebok International Ltd.* .........................        154         4,210
   Regions Financial Corp. ............................        596        16,278

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                                            Shares      Value
                                                            ------   -----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
   Reliant Energy, Inc. ...............................        807   $    34,953
   Robert Half Intl., Inc.* ...........................        485        12,853
   Rockwell Intl., Corp. ..............................        519        24,717
   Rohm Haas Co. ......................................        597        21,679
   Rowan Cos., Inc.* ..................................        252         6,804
   Royal Dutch Petroleum Co. (N.Y)  ...................      5,825       352,777
   Ryder System, Inc. .................................        176         2,926
   Sabre Group Holdings, Inc. .........................        353        15,223
   Safeco Corp. .......................................        355        11,671
   Safeway, Inc.* .....................................      1,349        84,313
   Sanmina Corp.* .....................................        404        30,957
   Sapient Corp.* .....................................        312         3,725
   Sara Lee Corp. .....................................      2,363        58,041
   SBC Communications, Inc. ...........................      9,241       441,258
   Schering-Plough Corp. ..............................      3,978       225,752
   Schlumberger, Ltd. .................................      1,547       123,663
   Scientific-Atlanta, Inc. ...........................        430        14,002
   Sealed Air Corp.* ..................................        229         6,985
   Sears Roebuck & Co. ................................        958        33,291
   Sempra Energy ......................................        557        12,950
   Sherwin-Williams Co. ...............................        452        11,893
   Siebel Systems, Inc.* ..............................      1,084        73,306
   Sigma-Aldrich Corp. ................................        232         9,121
   Snap-On, Inc. ......................................        160         4,460
   Solectron Corp.* ...................................      1,732        58,715
   Southern Co. .......................................      1,762        58,587
   SouthTrust Corp. ...................................        457        18,594
   Southwest Airlines Co. .............................      1,377        46,171
   Sprint Corp. (FON Grp.) ............................      2,376        48,263
   Sprint Corp. (PCS Grp.)* ...........................      2,487        50,828
   St. Jude Medical, Inc.* ............................        230        14,131
   St. Paul Companies, Inc. ...........................        576        31,284
   Stanley Works ......................................        244         7,610
   Staples, Inc.* .....................................      1,265        14,943
   Starbucks Corp.* ...................................        499        22,081
   Starwood Hotels & Resorts ..........................        525        18,506
   State Street Corp. .................................        437        54,280
   Stillwell Financial Inc. ...........................        603        23,781
   Stryker Corp. ......................................        530        26,813
   Summit Bancorp .....................................        476        18,177
   Sun Microsystems, Inc.* ............................      8,743       243,711
   Sunoco, Inc. .......................................        246         8,287
   Suntrust Banks, Inc. ...............................        822        51,786
   Supervalu, Inc. ....................................        382         5,300
   Symbol Technologies, Inc. ..........................        400        14,400
   Synovus Financial Corp. ............................        763        20,553
   Sysco Corp. ........................................      1,796        53,880
   T. Rowe Price Group, Inc. ..........................        327        13,821
   Target Corp.* ......................................      2,477        79,883
   Tektronix, Inc. ....................................        260         8,759
   Tellabs, Inc.* .....................................      1,113        62,885
   Temple-Inland, Inc. ................................        152         8,151
   Tenet Healthcare Corp. .............................        849        37,727
   Teradyne, Inc.* ....................................        467        17,396
   Texaco, Inc. .......................................      1,508        93,685
   Texas Instruments, Inc. ............................      4,686       221,999
   Textron, Inc. ......................................        406        18,879
   The CIT Group, Inc. ................................        719        14,470
   Thermo Electron Corp.* .............................        471        14,012
   Thomas & Betts Corp. ...............................        159         2,574
   Tiffany & Co. ......................................        389        12,302
   Time Warner, Inc. ..................................      3,575       186,758
   Timken Co. .........................................        170         2,571
   TJX Companies, Inc. ................................        846        23,477
   Torchmark Corp. ....................................        359        13,799
   Tosco Corp. ........................................        392        13,304
   Toys R Us, Inc.* ...................................        558         9,312
   Transocean Sedco Forex, Inc. .......................        566        26,036
   Tribune Co. ........................................        838        35,406
   Tricon Global Restaurants Inc.* ....................        420        13,860
   TRW, Inc. ..........................................        332        12,865
   Tupperware Corp. ...................................        157         3,209
   TXU Corp. ..........................................        717        31,772
   Tyco International Ltd. ............................      4,749       263,570
   U.S. Bancorp .......................................      2,043        59,630
   Unilever N.V.(N.Y.) ................................      1,559        98,120
   Union Carbide Corp. ................................        366        19,695
   Union Pacific Corp. ................................        678        34,409
   Union Planters Corp. ...............................        386        13,800
   Unisys Corp.* ......................................        845        12,358
   United Technologies Corp. ..........................      1,279       100,561
   UnitedHealth Group Inc. ............................        882        54,133
   Unocal Corp. .......................................        661        25,572
   UNUMProvident Corp. ................................        655        17,603
   US Airways Group Inc.* .............................        196         7,950
   USA Education Inc. .................................        435        29,580
   UST, Inc. ..........................................        467        13,105
   USX-Marathon Group .................................        847        23,504
   USX-U.S. Steel Group ...............................        241         4,338
   V F Corp. ..........................................        322        11,669
   Veritas Software Corp.* ............................      1,082        94,675
   Verizon Communications .............................      7,390       370,424
   Viacom, Inc. Cl B* .................................      4,154       194,200
   Visteon Corp. ......................................        353         4,060
   Vitesse Semiconductor Corp.* .......................        485        26,827
   Vulcan Materials Co. ...............................        272        13,022
   Wachovia Corp. .....................................        552        32,085
   Walgreen Co. .......................................      2,735       114,357
   Wal-Mart Stores, Inc. ..............................     12,107       643,184
   Washington Mutual, Inc. ............................      1,488        78,957
   Waste Management, Inc. .............................      1,689        46,870
   Watson Pharmaceuticals, Inc.* ......................        277        14,179
   Wellpoint Health Networks Inc.* ....................        175        20,169
   Wells Fargo & Company ..............................      4,641       258,446
   Wendy's International, Inc. ........................        326         8,558
   Westvaco Corp. .....................................        274         7,997
   Weyerhaeuser Co. ...................................        641        32,531
   Whirlpool Corp. ....................................        203         9,681
   Willamette Industries, Inc. ........................        305        14,316
   Williams Cos., Inc. ................................      1,185        47,326
   Winn-Dixie Stores, Inc. ............................        406         7,866
   WorldCom Inc.* .....................................      7,777       108,878
   Worthington Industries, Inc. .......................        245         1,975
   Wrigley (Wm.) Jr. Co. ..............................        316        30,277
   Xcel Energy, Inc. ..................................        910        26,447
   Xerox Corp. ........................................      1,811         8,376
   Xilinx, Inc.* ......................................        870        40,129
   Yahoo!, Inc.* ......................................      1,476        44,534
                                                                     -----------
TOTAL INDEXED ASSETS -- COMMON STOCKS
   (Cost: $33,417,837) 97.2% ..........................               31,942,006
                                                                     -----------

----------
* Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                           Discount                     Face
                                             Rate        Maturity      Amount        Value
                                           --------      ---------    --------     --------
SHORT-TERM DEBT SECURITIES:
U.S. Government (0.5%)
   U.S. Treasury Bill (a) ..............     6.17%       01/25/01   $    50,000   $    49,775
   U.S. Treasury Bill (a) ..............     5.90        03/15/01       100,000        98,832
                                                                                  -----------
                                                                                      148,607
                                                                                  -----------
COMMERCIAL PAPER (2.3%)
Avery Dennison Corp. ...................     6.50        01/02/01       772,000       771,582
                                                                                  -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $920,123) 2.8% ......................................................       920,189
                                                                                  -----------
TOTAL INVESTMENTS
   (Cost: $34,337,960) 100.0% .................................................   $32,862,195
                                                                                  ===========

----------
FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2000:

                                      Expiration   Underlying Face   Unrealized
                                         Date      Amount at Value   Gain/(Loss)
                                      -----------  ---------------   ----------
PURCHASED
  2 S&P 500 Stock Index
    Futures Contracts .............    March 2001     $667,500        $ (1,256)
                                                      ========        ========

Face value of futures purchased and outstanding as a percentage of total investments in securities: 2.0%.

(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

   The accompanying notes are an integral part of these financial statements.

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2000

                                                            Shares      Value
                                                            ------   -----------
INDEXED ASSETS:
COMMON STOCKS
   3Com Corp.* ........................................      8,879   $    75,472
   A. Schulman, Inc. ..................................        760         8,740
   Abercrombie & Fitch Co. Cl A* ......................      2,581        51,620
   ACNielsen Corp.* ...................................      1,459        52,889
   Acxiom Corp.* ......................................      2,191        85,312
   Adtran, Inc.* ......................................        978        20,782
   Advanced Fibre Communication* ......................      2,020        36,486
   Affiliated Computer Svcs.* .........................      1,253        76,041
   AGCO Corp. .........................................      1,508        18,284
   AGL Resources, Inc. ................................      1,374        30,314
   Airborne Freight Corp. .............................      1,240        12,090
   Airgas, Inc.* ......................................      1,669        11,370
   AK Steel Holding Corp. .............................      2,812        24,605
   Alaska Air Group, Inc.* ............................        669        19,903
   Albany International Corp. Cl A* ...................        774        10,401
   Albemarle Corp. ....................................      1,158        28,660
   Alexander & Baldwin, Inc. ..........................      1,053        27,641
   Allamerica Financial Corp. .........................      1,358        98,455
   Allete .............................................      1,873        46,474
   Alliant Energy Corp. ...............................      1,999        63,718
   American Eagle Outfitters* .........................      1,180        49,855
   American Financial Group ...........................      1,482        39,366
   American Standard Cos., Inc.* ......................      1,777        87,628
   American Water Works Co. ...........................      2,474        72,674
   Americredit Corp.* .................................      2,010        54,773
   Amerisource Health Corp. Cl A* .....................      1,325        66,912
   Ametek, Inc. .......................................        809        20,983
   ANTEC Corp.* .......................................        954         7,543
   Apogent Technologies Inc.* .........................      2,646        54,243
   Apollo Group, Inc. Cl A* ...........................      1,905        93,702
   Apria Healthcare Group, Inc.* ......................      1,324        39,389
   Arrow Electronics, Inc.* ...........................      2,443        69,931
   Arvinmeritor, Inc. .................................      1,832        20,839
   Associated Banc-Corp ...............................      1,750        53,156
   Astoria Financial Corp. ............................      1,300        70,606
   Atlas Air, Inc.* ...................................        948        30,928
   Atmel Corp. ........................................     11,751       136,605
   Avnet, Inc. ........................................      2,232        47,988
   Avocent Corp.* .....................................      1,074        28,998
   Bandag, Inc. .......................................        526        21,336
   Banknorth Group, Inc. ..............................      3,726        74,287
   Banta Corp. ........................................        638        16,218
   Barnes & Noble, Inc.* ..............................      1,658        43,937
   Barr Laboratories, Inc.* ...........................        910        66,373
   Beckman Coulter, Inc. ..............................      1,486        62,319
   Belo Corporation ...................................      2,866        45,856
   Bergen Brunswig Corp. ..............................      3,404        53,885
   BISYS Group, Inc.* .................................      1,425        74,278
   BJ Services Co.* ...................................      2,099       144,569
   BJ's Wholesale Club, Inc.* .........................      1,861        71,416
   Black Hills Corp. ..................................        541        24,210
   Blyth, Inc. ........................................      1,217        29,360
   Bob Evans Farms, Inc. ..............................        935        19,927
   Borders Group, Inc.* ...............................      1,966        22,978
   Borg-Warner, Inc. ..................................        670        26,800
   Bowater, Inc. ......................................      1,304        73,513
   Brinker International, Inc.* .......................      1,651        69,755
   BroadWing, Inc.* ...................................      5,403       123,256
   C.H. Robinson Worldwide, Inc. ......................      2,140        67,276
   Cabot Corp. ........................................      1,697        44,758
   Cabot Microelectronics Corp.* ......................        595        30,903
   Cadence Design Systems, Inc.* ......................      6,217       170,967
   Callaway Golf Co. ..................................      1,945        36,225
   Carlisle Companies, Inc. ...........................        766        32,890
   Carpenter Technology Corp. .........................        556        19,460
   Carter-Wallace, Inc. ...............................      1,139        38,014
   Catalina Marketing Corp.* ..........................      1,390        54,123
   CBRL Group, Inc. ...................................      1,477        26,863
   CDW Computers Centers, Inc.* .......................      2,199        61,297
   CheckFree Corp.* ...................................      1,894        81,560
   ChoicePoint, Inc.* .................................      1,035        67,857
   Chris-Craft Industries, Inc.* ......................        883        58,719
   Church & Dwight ....................................        965        21,471
   Cintas Corp. .......................................      4,238       225,409
   Cirrus Logic, Inc.* ................................      1,950        36,562
   City National Corp. ................................      1,202        46,653
   Claire's Stores, Inc. ..............................      1,296        23,247
   Clayton Homes, Inc. ................................      3,492        40,158
   Cleco Corporation ..................................        568        31,098
   CNF Transportation, Inc. ...........................      1,228        41,521
   Comdisco, Inc. .....................................      3,854        44,080
   CommScope, Inc.* ...................................      1,292        21,399
   Compass Bancshares Inc. ............................      3,053        72,890
   Concord EFS, Inc.* .................................      5,373       236,076
   Conectiv, Inc. .....................................      2,289        45,923
   Cooper Cameron Corp.* ..............................      1,329        87,797
   COR Therapeutics Inc.* .............................      1,350        47,503
   Covance, Inc.* .....................................      1,447        15,555
   Credence Systems Corp.* ............................      1,258        28,934
   Crompton Corp. .....................................      2,882        30,261
   CSG Systems Intl., Inc.* ...........................      1,320        61,958
   Cypress Semiconductor Corp.* .......................      3,314        65,244
   Cytec Industries, Inc.* ............................      1,046        41,774
   Dallas Semiconductor Corp. .........................      1,600        41,000
   Dean Foods Co. .....................................        909        27,895
   Dentsply International, Inc. .......................      1,313        51,371
   DeVry, Inc.* .......................................      1,761        66,478
   Dial Corp. .........................................      2,401        26,411
   Diebold, Inc. ......................................      1,801        60,108
   Dime Bancorp, Inc. .................................      2,827        83,573
   Dole Food Company ..................................      1,413        23,138
   Dollar Tree Stores* ................................      2,707        66,322
   Donaldson Company, Inc. ............................      1,161        32,290
   DPL, Inc. ..........................................      3,229       107,162
   DQE, Inc. ..........................................      1,498        49,059
   Dreyers Grand Ice Cream, Inc. ......................        711        22,930
   DSP Group, Inc.* ...................................        680        14,312
   DST Systems, Inc.* .................................      3,176       212,792
   Dun & Bradstreet* ..................................      2,075        53,691
   Dycom Industries, Inc.* ............................      1,060        38,094
   E*Trade Group, Inc.* ...............................      7,869        58,034
   Edwards (A.G.), Inc. ...............................      2,083        98,812
   Edwards Lifesciences Corp.* ........................      1,470        26,093
   EGL Inc.* ..........................................      1,185        28,366
   Electronic Arts, Inc.* .............................      3,252       138,616
   Emmis Communications Cl A* .........................      1,175        33,708
   Energizer Holdings Inc.* ...........................      2,408        51,471
   Energy East Corporation ............................      2,975        58,570
   ENSCO International, Inc. ..........................      3,490       118,878
   Everest RE Group ...................................      1,160        83,085
   Expeditors Int'l Wash., Inc. .......................      1,320        70,867
   Express Scripts, Inc. Cl A* ........................        958        97,955
   Family Dollar Stores, Inc. .........................      4,330        92,824
   Fastenal Co. .......................................        960        52,680
   Federal Signal Corp. ...............................      1,146        22,490
   Ferro Corp. ........................................        877        20,171
   First Health Group Corp.* ..........................      1,209        56,294
   First Tennessee Natl. Corp. ........................      3,290        95,204

   The accompanying notes are an integral part of these financial statements.

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                                            Shares      Value
                                                            ------   -----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS
   First Virginia Banks, Inc. .........................      1,200   $    57,600
   Firstmerit Corp. ...................................      2,237        59,805
   Fiserv, Inc.* ......................................      3,108       147,436
   Flowers Industries, Inc. ...........................      2,530        39,847
   Flowserve Corporation* .............................        947        20,242
   Fuller( H.B.) Co. ..................................        356        14,045
   Furniture Brands Intl., Inc.* ......................      1,250        26,328
   Galileo International, Inc. ........................      2,314        46,280
   Gallagher (Arthur J.) & Co. ........................        980        62,352
   Gartner Group, Inc. Cl A* ..........................      2,209        14,005
   GATX Corp. .........................................      1,207        60,199
   Genzyme Corporation* ...............................      2,392       215,131
   Georgia-Pacific (Timber Group) .....................      2,040        61,073
   Gilead Sciences, Inc.* .............................      1,127        93,470
   Glatfelter (P.H.) Co. ..............................      1,071        13,334
   Global Marine, Inc.* ...............................      4,431       125,730
   Granite Construction ...............................        691        19,996
   Grant Prideco, Inc.* ...............................      2,743        60,174
   Greater Bay Bancorp ................................      1,030        42,230
   Greenpoint Financial Corp. .........................      2,610       106,847
   GTECH Holdings Corp.* ..............................        881        18,115
   Hanover Compressor Co.* ............................      1,462        65,150
   Harris Corp. .......................................      1,750        53,594
   Harsco Corp. .......................................      1,011        24,959
   Harte-Hanks, Inc. ..................................      1,729        40,956
   Hawaiian Electric Inds .............................        818        30,419
   Health Management Associates* ......................      6,119       126,969
   Health Net, Inc.* ..................................      3,094        81,024
   Helmerich & Payne, Inc. ............................      1,258        55,195
   Henry (Jack) & Associates ..........................      1,045        64,921
   Hibernia Corp Cl A .................................      4,043        51,548
   Hillenbrand Industries, Inc. .......................      1,587        81,730
   Hispanic Broadcasting Corp.* .......................      2,754        70,227
   HON Industries, Inc. ...............................      1,522        38,811
   Horace Mann Educators Corp. ........................      1,035        22,123
   Hormel Foods Corp. .................................      3,581        66,696
   Houghton Mifflin Co. ...............................        799        37,054
   Hubbell, Inc. Cl B .................................      1,583        41,949
   IBP, Inc. ..........................................      2,679        71,663
   ICN Pharmaceuticals, Inc. ..........................      2,011        61,713
   IdaCorp, Inc. ......................................        952        46,708
   IDEC Pharmaceuticals Corp.* ........................      1,124       213,068
   Imation Corp.* .....................................        905        14,027
   IMC Global, Inc. ...................................      2,898        45,100
   INCYTE Pharmaceuticals, Inc.* ......................      1,610        40,049
   Infocus Corp.* .....................................        956        14,101
   Informix Corp.* ....................................      7,096        21,067
   Integrated Device Tech., Inc.* .....................      2,612        86,523
   International Game Technology* .....................      1,826        87,648
   International Rectifier* ...........................      1,555        46,650
   International Speedway Corp. .......................      1,344        51,072
   Interstate Bakeries Corp. ..........................      1,270        17,859
   Investment Technology Grp., Inc.*  .................        784        32,732
   Investors Financial Services Corp. .................        765        65,790
   IPALCO Enterprises, Inc. ...........................      2,169        52,463
   Ivax Corp.* ........................................      3,946       151,132
   J.B. Hunt Transport Svcs., Inc.* ...................        896        15,064
   J.M. Smucker Co. ...................................        609        17,022
   Jabil Circuit, Inc.* ...............................      4,802       121,851
   Jacobs Engineering Group, Inc.* ....................        664        30,669
   Jones Apparel Group, Inc.* .........................      2,997        96,466
   Kansas City Power & Light ..........................      1,566        42,967
   Kaydon Corp. .......................................        762        18,955
   Keane, Inc.* .......................................      1,776        17,316
   Kelly Services, Inc. ...............................        904        21,357
   Kemet Corp.* .......................................      2,230        33,729
   Kennametal, Inc. ...................................        770        22,426
   Korn/Ferry International* ..........................        950        20,188
   L-3 Communications Hldgs., Inc.* ...................        833        64,141
   Lam Research Corp.* ................................      3,185        46,183
   Lancaster Colony Corp. .............................        992        27,838
   Lance Inc. .........................................        733         9,277
   Lands End, Inc.* ...................................        763        19,167
   Lattice Semiconductor Corp.* .......................      2,707        49,741
   Lear Corp.* ........................................      1,674        41,536
   Lee Enterprises ....................................      1,117        33,301
   Legato Systems, Inc.* ..............................      2,196        16,333
   Legg Mason, Inc. ...................................      1,590        86,655
   Lennar Corp. .......................................      1,559        56,514
   Leucadia National ..................................      1,470        52,093
   Lincare Holdings, Inc.* ............................      1,348        76,920
   Litton Industries, Inc.* ...........................      1,152        90,648
   Lone Star Steakhouse ...............................        667         6,420
   Longview Fibre Co. .................................      1,308        17,658
   Lubrizol Corp. .....................................      1,359        34,994
   Lyondell Petrochemical Co. .........................      2,975        45,555
   M & T Bank Corp. ...................................      2,325       158,100
   Macromedia Inc.* ...................................      1,323        80,372
   Macrovision Corp.* .................................      1,280        94,740
   Mandalay Resort Group* .............................      1,977        43,370
   Manpower, Inc. .....................................      1,922        73,036
   Marshall & Ilsley Corp. ............................      2,632       133,785
   Martin Marietta Materials, Inc. ....................      1,183        50,041
   Mastec, Inc.* ......................................      1,200        24,000
   Maxxam, Inc.* ......................................        175         2,658
   McCormick & Co., Inc. ..............................      1,738        62,677
   MCN Energy Group Inc. ..............................      2,274        62,961
   Media General Inc. Cl A ............................        621        22,604
   Mentor Graphics Corp.* .............................      1,600        43,900
   Mercantile Bankshares Corp. ........................      1,722        74,369
   Micrel, Inc.* ......................................      2,124        71,552
   Microchip Technology, Inc.* ........................      2,967        65,089
   Millennium Pharmaceuticals Inc.* ...................      5,357       331,464
   Miller (Herman), Inc. ..............................      1,991        57,241
   Minerals Technologies, Inc. ........................        522        17,846
   Minimed, Inc.* .....................................      1,607        67,544
   MIPS Technologies, Inc. Cl B* ......................      1,030        26,249
   Modine Manufacturing Co. ...........................        742        15,397
   Modis Professional Services* .......................      2,441        10,069
   Mohawk Industries, Inc.* ...........................      1,370        37,504
   Montana Pwr. Co.* ..................................      2,672        55,444
   Mony Group, Inc. ...................................      1,180        58,336
   Murphy Oil Corp. ...................................      1,139        68,838
   Mylan Laboratories, Inc. ...........................      3,143        79,164
   National Fuel Gas Co. ..............................        991        62,371
   National Instruments Corp.* ........................      1,260        61,189
   National-Oilwell Inc.* .............................      2,050        79,309
   Natl. Commerce Bancorp .............................      5,141       127,240
   NCH Corp. ..........................................        137         5,206
   NCO Group, Inc.* ...................................        648        19,683
   Neiman-Marcus Group, Inc.* .........................      1,237        43,991
   Networks Associates, Inc.* .........................      3,510        14,698
   Neuberger Berman ...................................      1,250       101,328
   Newport News Shipbuilding Inc. .....................        890        46,280
   Noble Affiliates, Inc. .............................      1,410        64,860
   Noble Drilling Corp.* ..............................      3,381       146,862
   Nordson Corp. ......................................        826        21,063
   North Fork Bancorp, Inc. ...........................      4,126       101,345

   The accompanying notes are an integral part of these financial statements.

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                                            Shares      Value
                                                            ------   -----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS
   Northeast Utilities ................................      3,620   $    87,785
   NOVA Corp.* ........................................      1,646        32,817
   NSTAR ..............................................      1,417        60,754
   NVIDIA Corporation* ................................      1,574        51,573
   Ocean Energy, Inc. .................................      4,239        73,653
   Ogden Corp.* .......................................      1,256        19,311
   OGE Energy Corp. ...................................      1,970        48,142
   Ohio Casualty Corp. ................................      1,520        15,200
   Old Republic Intl. Corp. ...........................      3,000        96,000
   Olin Corp. .........................................      1,142        25,267
   Omnicare, Inc. .....................................      2,332        50,430
   Outback Steakhouse, Inc.* ..........................      1,973        51,051
   Overseas Shipholding Group .........................        857        19,657
   Oxford Health Plans, Inc.* .........................      2,079        82,121
   Pacific Century Finl. Corp.* .......................      2,009        35,534
   Pacificare Health Systems, Inc. ....................        890        13,350
   Papa John's Intl., Inc.* ...........................        638        14,196
   Park Place Entertainment* ..........................      7,567        90,331
   Payless Shoesource, Inc.* ..........................        576        40,752
   Pennzoil-Quaker State Co. ..........................      1,983        25,531
   Pentair, Inc. ......................................      1,227        29,678
   Perrigo Co.* .......................................      1,857        15,378
   Pioneer Natural Resources Co.* .....................      2,521        49,632
   Pittston Bax Group .................................      1,310        26,036
   Plantronics Inc.* ..................................      1,300        61,100
   Plexus Corp.* ......................................      1,050        31,910
   Polycom, Inc.* .....................................      1,902        61,221
   Potomac Electric Power Co. .........................      2,859        70,646
   Powerwave Technologies Inc.* .......................      1,551        90,734
   Precision Castparts Corp. ..........................      1,246        52,410
   Price Communications Corp.* ........................      1,410        23,706
   Protective Life Corp. ..............................      1,633        52,664
   Protein Design* ....................................      1,070        92,956
   Provident Financial Group ..........................      1,233        46,238
   Public Service Co. New Mexico ......................      1,001        26,839
   Pudget Energy Inc. .................................      2,157        59,992
   Quanta Services, Inc.* .............................      1,440        46,350
   Quantum Corp.- (DSSG)* .............................      3,755        49,988
   Quest Diagnostics, Inc.* ...........................      1,124       159,608
   Questar Corp. ......................................      2,025        60,877
   Quorum Health Group, Inc. ..........................      1,802        28,382
   Radian Group, Inc. .................................        950        71,309
   Rational Software Corp.* ...........................      4,704       183,162
   Rayonier, Inc. .....................................        692        27,550
   Reader's Digest Assn ...............................      2,663       104,190
   Retek Inc.* ........................................      1,195        29,128
   Reynolds & Reynolds Co. ............................      1,938        39,245
   RF Micro Devices* ..................................      4,100       112,494
   RJ Reynolds Tobacco Holdings .......................      2,616       127,530
   Rollins, Inc. ......................................        760        15,248
   Rosllyn Bancorp, Inc. ..............................      1,551        42,362
   Ross Stores, Inc. ..................................      2,100        35,438
   RPM, Inc. ..........................................      2,663        22,802
   Ruddick Corp. ......................................      1,169        13,370
   Ryerson Tull, Inc. .................................        627         5,173
   Saks Incorporated* .................................      3,620        36,200
   Sandisk Corp.* .....................................      1,697        47,092
   Sawtek, Inc.* ......................................      1,076        49,698
   SCANA Corp. ........................................      2,650        78,341
   Scholastic Corp.* ..................................        430        38,109
   SCI Systems, Inc.* .................................      3,665        96,664
   SEI Investments ....................................      1,342       150,304
   Semtech Corp.* .....................................      1,650        36,403
   Sensient Technologies Corp. ........................      1,257        28,597
   Sensormatic Electronics Corp.* .....................      1,949        39,102
   Sepracor, Inc.* ....................................      1,845       147,831
   Sequa Corp. Cl A* ..................................        263         9,567
   Shaw Industries ....................................      3,128        59,237
   Sierra Pacific Resources ...........................      1,985        31,884
   Silicon Valley Bancshares* .........................      1,225        42,339
   Six Flags, Inc.* ...................................      1,991        34,220
   Smith International, Inc.* .........................      1,275        95,067
   Solutia, Inc. ......................................      2,610        31,320
   Sonoco Products Co. ................................      2,517        54,430
   Sotheby's Holdings* ................................      1,490        34,549
   Sovereign Bancorp, Inc. ............................      5,714        46,426
   SPX, Inc.* .........................................        797        86,225
   Steris Corp.* ......................................      1,708        27,542
   Stewart & Stevenson Svcs., Inc. ....................        708        16,074
   Storage Technology Corp.* ..........................      2,549        22,941
   Structural Dynamics Research* ......................        911         9,110
   Suiza Foods Corp.* .................................        735        35,280
   Sungard Data Sys. Inc.* ............................      3,329       156,879
   Superior Industries Intl ...........................        661        20,863
   Swift Transportation Co., Inc.* ....................      1,596        31,621
   Sybase, Inc.* ......................................      2,270        44,974
   Sykes Enterprises, Inc.* ...........................      1,081         4,797
   Sylvan Learning Systems, Inc.* .....................        942        13,953
   Symantec Corp.* ....................................      1,868        62,345
   Synopsys, Inc.* ....................................      1,604        76,090
   TCF Financial ......................................      2,046        91,175
   Tech Data Corp.* ...................................      1,320        35,702
   Teco Energy, Inc. ..................................      3,170       102,629
   Tecumseh Products Co. Cl A .........................        492        20,633
   Teleflex, Inc. .....................................        965        42,641
   Telephone & Data Systems, Inc. .....................      1,531       137,790
   The PMI Group, Inc. ................................      1,116        75,539
   Tidewater, Inc. ....................................      1,404        62,303
   Titan Corp.* .......................................      1,356        22,035
   Transaction Systems Architects* ....................        835         9,655
   Transwitch Corp.* ..................................      2,035        79,619
   Trigon Healthcare, Inc.* ...........................        953        74,155
   Trinity Industries .................................        993        24,825
   Triquint Semiconductor Inc.* .......................      1,943        84,885
   True North Communications Inc. .....................      1,260        53,550
   Tyson Foods, Inc. ..................................      5,706        72,752
   UCAR Int'l., Inc.* .................................      1,142        11,135
   Ultramar Diamond Shamrock Corp. ....................      2,195        67,771
   Unifi, Inc.* .......................................      1,440        12,870
   United Rentals* ....................................      1,770        23,784
   Unitrin Inc. .......................................      1,747        70,972
   Universal Corp. ....................................        715        25,025
   Univision Communications, Inc.* ....................      5,200       212,893
   USG Corp. ..........................................      1,185        26,663
   UtiliCorp United, Inc. .............................      2,369        73,439
   Valassis Communication, Inc.* ......................      1,386        43,746
   Valero Energy Corp. ................................      1,550        57,641
   Valspar Corp. ......................................      1,081        34,787
   Varco International, Inc.* .........................      2,317        50,395
   Vectren Corporation ................................      1,551        39,744
   Vertex Pharmaceutical* .............................      1,445       103,318
   Viad Corp. .........................................      2,371        54,533
   Vishay Intertechnology, Inc.* ......................      3,479        52,620
   VISX, Inc.* ........................................      1,537        16,042
   Waddell & Reed Financial, Inc. .....................      2,078        78,185
   Wallace Computer Svcs., Inc. .......................      1,021        17,357
   Washington Post Co. Cl B ...........................        239       147,433
   Waters Corp.* ......................................      3,204       267,534

   The accompanying notes are an integral part of these financial statements.

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                                            Shares      Value
                                                            ------   -----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS
   Wausau-Mosinee Paper Corp. .........................      1,301   $    13,173
   Weatherford International, Inc.* ...................      2,746       129,749
   Webster Financial Corp. ............................      1,233        34,909
   Westamerica Bancorp ................................        918        39,474
   Western Resources, Inc. ............................      1,755        43,546
   Westpoint Stevens, Inc. ............................      1,251         9,370
   Westwood One, Inc.* ................................      2,841        54,867
   WGL Holdings, Inc. .................................      1,176        35,795
   Whitman Corp.* .....................................      3,990        65,336
   Williams-Sonoma, Inc.* .............................      1,427        28,540
   Wilmington Trust Corp. .............................        816        50,643
   Wind River Systems* ................................      1,850        63,131
   Wisconsin Central Transport* .......................      1,253        18,873
   Wisconsin Energy Corp. .............................      3,048        68,771
   York International Corp. ...........................        963        29,552
   Zions Bancorporation ...............................      2,169       135,427
                                                                     -----------
TOTAL COMMON STOCKS
   (Cost: $23,746,945) 95.1% ..........................               22,534,312
                                                                     -----------

                                     Discount                    Face
                                       Rate      Maturity       Amount       Value
                                     --------    ---------     --------     -------
SHORT-TERM DEBT SECURITIES:
U.S. Government (0.6%)
   U.S. Treasury Bill (a) .........    6.03%     02/22/01      $ 50,000   $    49,546
   U.S. Treasury Bill (a) .........    5.90      03/15/01        90,000        88,806
                                                                          -----------
                                                                              138,352
                                                                          -----------
COMMERCIAL PAPER (4.3%)
   Grainger (W.W.) Inc. ...........    6.57      01/03/01       364,000       363,734
   Novartis Finance Corp. .........    6.35      01/02/01       319,000       318,831
   Sherwin-Williams Co. ...........    6.55      01/02/01       350,000       349,809
                                                                          -----------
                                                                            1,032,374
                                                                          -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $1,170,821) 4.9% ............................................     1,170,726
                                                                          -----------
TOTAL INVESTMENTS
   (Cost: $24,917,766) 100.0% .. ......................................   $23,705,038
                                                                          ===========

----------
FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2000:

                                        Expiration  Underlying Face  Unrealized
                                           Date     Amount at Value  Gain/(Loss)
                                        ----------  ---------------  -----------
PURCHASED

   4 S&P MidCap 400 Stock Index
     Futures Contracts ...............   March 2001      $1,045,300      $8,550
                                                         ==========      ======

The face value of futures purchased and outstanding as percentage of total investment in securities: 4.4%.

(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

----------
* Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2000

                                                            Shares      Value
                                                            ------   -----------
COMMON STOCKS:
BASIC MATERIALS (1.4%)
   Lone Star Technologies, Inc.* ......................      1,860   $    71,610
   TETRA Technologies Inc.* ...........................      4,460       142,162
                                                                     -----------
                                                                         213,772
                                                                     -----------
CONSUMER, CYCLICAL (17.8%)
   American Eagle Outfitters* .........................      3,490       147,453
   Barnes & Noble, Inc.* ..............................      8,140       215,711
   Bed Bath & Beyond, Inc.* ...........................      5,280       118,141
   Davita Inc.* .......................................      8,580       146,933
   Harrah's Entertainment, Inc.* ......................      5,120       135,040
   J. Jill Group Inc.* ................................      6,280        97,341
   MGM Mirage .........................................      4,650       131,071
   P.F. Changs China Bistro Inc.* .....................      3,470       109,089
   Park Place Entertainment* ..........................     10,230       122,120
   Pulte Corp. ........................................      2,160        91,126
   Quiksilver, Inc.* ..................................      7,440       144,150
   Reebok International Ltd.* .........................      6,980       190,834
   Scholastic Corp.* ..................................      1,640       145,345
   Skechers USA Inc. Cl A* ............................      7,440       115,320
   Sonic Corp.* .......................................      7,440       173,445
   The Cheesecake Factory, Inc.* ......................      3,790       145,442
   Tiffany & Co. ......................................      3,780       119,543
   Toll Brothers, Inc.* ...............................      2,260        92,377
   Vans Inc.* .........................................     10,910       184,788
                                                                     -----------
                                                                       2,625,269
                                                                     -----------
CONSUMER, NON-CYCLICAL (1.2%)
   Hain Celestial Group Inc.* .........................      5,570       181,025
                                                                     -----------
ENERGY (8.2%)
   Core Laboratories N.V.* ............................      1,880        51,347
   Forest Oil Corp.* ..................................      1,680        61,950
   Grant Prideco, Inc.* ...............................      4,130        90,601
   Grey Wolf Inc.* ....................................      6,700        39,362
   HS Resources, Inc.* ................................      2,390       101,276
   Kinder Morgan, Inc. ................................      4,150       216,579
   Midcoast Energy Res., Inc. .........................      1,530        33,374
   Murphy Oil Corp. ...................................      1,550        93,678
   National-Oilwell Inc.* .............................      2,560        99,040
   Ocean Energy, Inc. .................................      6,850       119,018
   Precision Drilling Corp.* ..........................      2,240        84,141
   Varco International, Inc.* .........................      2,600        56,550
   Pride International, Inc.* .........................      2,540        62,548
   Westport Resources Corp.* ..........................      4,670       102,449
                                                                     -----------
                                                                       1,211,913
                                                                     -----------
FINANCIAL (29.1%)
   Annuity & Life Re Holdings .........................      3,880       123,917
   Arden Realty Group .................................      3,830        96,228
   Astoria Financial Corp. ............................      2,570       139,584
   Berkley (W.R.) Corp. ...............................      6,270       295,866
   Boston Private Finl. Holdings ......................     10,490       208,489
   Boston Properties ..................................      5,880       255,742
   Brown & Brown Inc.* ................................         80         2,800
   City National Corp. ................................      4,420       171,551
   First Essex Bancorp Inc. ...........................      9,460       189,792
   First Midwest Bancorp ..............................      6,640       190,901
   Gallagher (Arthur J.) & Co. ........................      4,900       311,762
   HCC Insurance Holdings, Inc. .......................      5,930       159,739
   Hilb, Rogal & Hamilton Co. .........................      5,470       218,117
   Kimco Realty Corp. .................................      4,510       199,286
   New York Community Bancorp, Inc. ...................      1,370        50,348
   Partnerre Ltd. .....................................      3,660       223,261
   RenaissanceRe Holdings Ltd. ........................      1,460       114,336
   Richmond County Finl. Corp. ........................     10,450       273,007
   SL Green Realty Corp. ..............................      8,260       231,281
   Southwest Bancorp of Texas* ........................      5,210       223,704
   Spieker Properties, Inc. ...........................      4,570       229,071
   Sterling Bancshares, Inc. ..........................     11,970       236,407
   Triad Guaranty* ....................................      4,390       145,418
                                                                     -----------
                                                                       4,290,607
                                                                     -----------
HEALTHCARE (8.9%)
   Apria Healthcare Group, Inc.* ......................      4,640       138,040
   Bruker Daltonics Inc.* .............................      1,590        37,464
   Ivax Corp.* ........................................      1,800        68,940
   Lifepoint Hospitals Inc.* ..........................      4,970       249,121
   Lincare Holdings, Inc.* ............................      2,280       130,102
   Minimed, Inc.* .....................................        890        37,407
   Oxford Health Plans, Inc.* .........................      6,980       275,710
   Province Healthcare Co.* ...........................      5,065       199,434
   Shire Parmaceuticals Group Plc* ....................        860        39,614
   Triad Hospitals, Inc.* .............................      4,090       133,180
                                                                     -----------
                                                                       1,309,012
                                                                     -----------
INDUSTRIAL (10.5%)
   Abgenix Inc.* ......................................        390        23,034
   Cal Dive International, Inc.* ......................      3,520        93,720
   Computer Access Technology Corp.* ..................      3,550        36,387
   D.R. Horton, Inc.* .................................      3,870        94,573
   Documentum, Inc.* ..................................      1,055        52,420
   Expeditors Int'l Wash., Inc. .......................      1,220        65,537
   Forward Air Corporation* ...........................      4,050       151,115
   Goodrich (B.F.) Co. ................................      3,950       143,681
   Hexcel Corp.* ......................................      9,300        83,118
   Macromedia Inc.* ...................................      1,280        77,760
   Omi Corp.* .........................................     20,090       129,329
   Precision Castparts Corp. ..........................      6,490       272,985
   R.H. Donnelley Corp.* ..............................      7,440       180,885
   Teekay Shipping Corp. ..............................      3,350       127,300
   Trimeris Inc.* .....................................        380        20,852
                                                                     -----------
                                                                       1,552,696
                                                                     -----------
TECHNOLOGY (5.0%)
   3Com Corp.* ........................................      9,770        83,045
   Adaptec, Inc.* .....................................      8,140        83,435
   Intranet Solutions Inc.* ...........................        120         6,120
   Mapinfo Corp.* .....................................      4,100       193,725
   National Instruments Corp.* ........................      4,210       204,448
   Netegrity Inc.* ....................................        650        35,343
   Peregrine Systems, Inc.* ...........................      6,320       124,820
   WJ Communications Inc.* ............................         50           712
                                                                     -----------
                                                                         731,648
                                                                     -----------
UTILITIES (0.5%)
   NSTAR ..............................................      1,570        67,313
                                                                     -----------
TOTAL COMMON STOCKS
   (Cost: $11,584,627) 82.6% ..........................               12,183,255
                                                                     -----------

----------
* Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                   Discount                  Face
                                     Rate      Maturity      Amount        Value
                                   --------    --------     --------     --------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (17.4%)
   Alltel Corp. .................    6.40%     01/02/01   $   255,000   $   254,864
   AT&T Corp. ...................    6.60      01/04/01       232,000       231,787
   Avery Dennison Corp. .........    6.50      01/02/01       312,000       311,831
   Grainger (W.W.) Inc. .........    6.57      01/03/01       271,000       270,802
   Idaho Power Co. ..............    6.60      01/04/01       283,000       282,740
   NIKE Inc. ....................    6.60      01/04/01       125,000       124,885
   Novartis Finance Corp. .......    6.35      01/02/01       250,000       249,868
   Pitney Bowes Inc. ............    6.60      01/03/01       100,000        99,927
   SBC Communications Inc. ......    6.55      01/02/01       280,000       279,847
   Verizon Network Funding ......    6.55      01/03/01       453,000       452,670
                                                                        -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $2,559,221) 17.4% .........................................     2,559,221
                                                                        -----------
TOTAL INVESTMENTS
   (Cost: $14,143,848) 100.0% .......................................   $14,742,476
                                                                        ===========

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2000

                                                             Face
                                     Rate      Maturity      Amount        Value
                                   --------    --------     --------     --------
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (16.0%)
   U.S. Treasury Bond ...........    6.13%     11/15/27   $ 2,000,000   $ 2,150,320
   U.S. Treasury Bond ...........    7.13      02/15/23     1,500,000     1,787,340
   U.S. Treasury Note ...........    6.63      04/30/02       500,000       507,500
                                                                        -----------
                                                                          4,445,160
                                                                        -----------
AGENCIES/OTHER (10.6%)
   FHLMC ........................    6.50      10/15/06       105,095       104,865
   FHLMC ........................    7.63      09/09/09       500,000       515,000
   FNMA .........................    7.00      10/25/07     1,000,000     1,018,120
   FNMA .........................    7.00      11/25/05       162,456       162,150
   FNMA .........................    8.00      07/15/06       139,168       142,822
   Republic of Iceland ..........    6.13      02/01/04     1,000,000     1,002,520
                                                                        -----------
                                                                          2,945,477
                                                                        -----------
BASIC MATERIALS (8.4%)
   Cytec Industries, Inc. .......    6.85      05/11/05       500,000       477,520
   Georgia-Pacific Group ........    8.63      04/30/25       250,000       209,168
   Millennium America Inc. ......    7.63      11/15/26     1,000,000       680,820
   Praxair, Inc. ................    6.90      11/01/06       500,000       494,740
   Solutia, Inc. ................    6.72      10/15/37       500,000       464,020
                                                                        -----------
                                                                          2,326,268
                                                                        -----------
CONSUMER, CYCLICAL (13.5%)
   Fruit of the Loom, Inc.** ....    7.38      11/15/23       250,000       117,500
   Fruit of the Loom, Inc.** ....    7.00      03/15/11       250,000        70,000
   Hasbro, Inc. .................    8.50      03/15/06       500,000       395,000
   Kellwood, Co. ................    7.88      07/15/09     1,000,000       735,700
   Oakwood Homes Corp. ..........    8.13      03/01/09     1,000,000       998,934
   Polaroid Corp. ...............    7.25      01/15/07       250,000       210,954
   Pulte Corp. ..................    7.63      10/15/17       500,000       371,540
   Tommy Hilfiger USA, Inc. .....    6.50      06/01/03       500,000       411,250
   Venator Group, Inc. ..........    7.00      10/15/02       500,000       436,250
                                                                        -----------
                                                                          3,747,128
                                                                        -----------
CONSUMER, NON-CYCLICAL (3.8%)
   Supervalu, Inc. ..............    8.88      11/15/22     1,000,000     1,051,250
                                                                        -----------
ENERGY (5.5%)
   Columbia Energy Group ........    6.61      11/28/02     1,000,000     1,007,160
   Lyondell Chemical Co. ........   10.25      11/01/10       500,000       513,420
                                                                        -----------
                                                                          1,520,580
                                                                        -----------
FINANCIAL (18.1%)
   Bear Stearns Cos., Inc. ......    6.63      10/01/04     1,000,000     1,001,070
   Chase Manhattan Corp. ........    6.88      12/12/12     1,000,000       961,560
   Executive Risk, Inc. .........    7.13      12/15/07       500,000       511,245
   First American Corp. .........    7.55      04/01/28       500,000       398,870
   Fremont General Corp. ........    7.70      03/17/04       500,000       246,875
   Harleysville Group Inc. ......    6.75      11/15/03       250,000       248,410
   Lehman Brothers Holdings, Inc.    0.00      07/28/28     1,000,000       123,560

   The accompanying notes are an integral part of these financial statements.

             MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                                             Face
                                     Rate      Maturity      Amount        Value
                                   --------    --------     --------     --------
LONG-TERM DEBT SECURITIES (CONTINUED):
FINANCIAL (CONTINUED)
   Morgan (J.P.) & Co., Inc. ....    0.00%     04/15/27   $ 2,500,000   $   351,275
   Nationwide Health Properties .    7.90      11/20/06       500,000       464,350
   Rank Group Financial .........    6.75      11/30/04       500,000       477,185
   Triad Guaranty ...............    7.90      01/15/28       250,000       258,834
                                                                        -----------
                                                                          5,043,234
                                                                        -----------
HEALTHCARE (3.1%)
   Bausch & Lomb, Inc. ..........    6.38      08/01/03       500,000       452,950
   Bausch & Lomb, Inc. ..........    6.75      12/15/04       500,000       424,380
                                                                        -----------
                                                                            877,330
                                                                        -----------
INDUSTRIAL (10.6%)
   Clark Equipment Co. ..........    8.35      05/15/23       500,000       519,140
   Geon Co. .....................    7.50      12/15/15       250,000       248,090
   Owens Corning** ..............    7.00      03/15/09     1,000,000       190,000
   Thermo Electron Corp. ........    4.25      01/01/03     1,000,000       997,500
   Williams Cos., Inc. ..........    6.50      11/15/02     1,000,000     1,001,500
                                                                        -----------
                                                                          2,956,230
                                                                        -----------
UTILITIES (1.8%)
   UtiliCorp United, Inc. .......    8.00      03/01/23       500,000       489,065
                                                                        -----------
TOTAL LONG-TERM DEBT SECURITIES (Cost: $27,316,783) 91.4% ...........    25,401,722
                                                                        -----------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (8.6%)
   Donnelley (R.R.) & Sons ......    6.53      01/08/01       485,000       484,208
   Idaho Power Co. ..............    6.60      01/04/01       592,000       591,457
   Novartis Finance Corp. .......    6.35      01/02/01       499,000       498,736
   SBC Communications Inc. ......    6.55      01/02/01       463,000       462,746
   Walt Disney Co. ..............    6.55      01/03/01       345,000       344,749
                                                                        -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $2,381,896) 8.6% ..........................................     2,381,896
                                                                        -----------
TOTAL INVESTMENTS
   (Cost: $29,698,679) 100.0% .......................................   $27,783,618
                                                                        ===========

----------
Abbreviations:  FHLMC = Federal Home loan Mortgage Corporation
                FNMA = Federal National Mortgage Association

** The issuer has filed for Chapter XI bankruptcy law protection; all interest payments due for the year 2000 were received. The total value of such securities as a percentage of the Fund's total investments as of December 31, 2000 is 1.4%.

      The total value of investments rated below-investment grade as a percentage of the Fund's total investments as of December 31, 2000 (inclusive of those disclosed above) is 2.2%.

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2000

                                                                          Discount                  Face        Amortized
                                                                 Rating*    Rate     Maturity      Amount         Cost
                                                                 -------   -------   --------     --------      ----------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER 100%
   7-Eleven Inc. ...........................................     A1+/P1    6.55%     02/08/01    $  550,000     $   545,962
   7-Eleven Inc. ...........................................     A1+/P1    6.38      02/23/01     1,500,000       1,485,356
   Alabama Power Company ...................................      A1/P1    6.55      02/09/01       758,000         752,268
   Alabama Power Company ...................................      A1/P1    7.00      02/09/01     1,000,000         991,954
   Alltel Corp. ............................................      A1/P1    6.55      01/10/01       850,000         848,278
   Alltel Corp. ............................................      A1/P1    6.52      01/30/01     2,000,000       1,988,765
   American Express Credit Corp. ...........................      A1/P1    6.54      01/31/01     1,914,000       1,902,853
   Associates Corp. ........................................     A1+/P1    6.57      01/10/01       400,000         399,189
   Associates Corp. ........................................     A1+/P1    6.53      01/12/01     1,500,000       1,496,415
   Associates Corp. ........................................     A1+/P1    6.56      01/24/01       200,000         199,081
   Associates Corp. ........................................     A1+/P1    6.62      01/29/01       200,000         198,889
   AT&T Corp. ..............................................     A1+/P1    6.60      01/05/01       500,000         499,443
   AT&T Corp. ..............................................     A1+/P1    6.65      01/09/01       357,000         356,335
   Avery Dennison Corp. ....................................      A1/P1    6.50      01/02/01     2,686,000       2,684,545
   Bear Stearns Co., Inc. ..................................      A1/P1    6.55      01/05/01     1,000,000         998,896
   Bear Stearns Co., Inc. ..................................      A1/P1    6.53      01/19/01       500,000         498,163
   Bear Stearns Co., Inc. ..................................      A1/P1    6.50      02/02/01     1,000,000         993,782
   Becton Dickinson & Co. ..................................      A1/P1    6.50      01/31/01     2,500,000       2,485,533
   Becton Dickinson & Co. ..................................      A1/P1    6.50      02/14/01       463,000         459,144
   Bemis, Inc. .............................................      A1/P1    6.55      01/12/01     1,000,000         997,611
   Bemis, Inc. .............................................      A1/P1    6.54      01/12/01     1,040,000       1,037,513
   Cardinal Health, Inc. ...................................      A1/P1    6.63      01/11/01     1,010,000       1,007,756
   Cardinal Health, Inc. ...................................      A1/P1    7.00      01/11/01       340,000         339,206
   CIT Group Holdings ......................................      A1/P1    6.55      01/12/01     1,800,000       1,795,708
   DaimlerChrysler .........................................      A1/P1    6.52      01/19/01       244,000         243,109
   DaimlerChrysler .........................................      A1/P1    6.57      01/31/01     1,500,000       1,491,182
   Donnelley (R.R.) & Sons .................................      A1/P1    6.52      01/29/01       278,000         276,483
   Executive Jet, Inc. .....................................     A1+/P1    6.60      01/17/01       252,000         251,164
   Executive Jet, Inc. .....................................     A1+/P1    6.56      01/22/01     1,500,000       1,493,663
   Executive Jet, Inc. .....................................     A1+/P1    6.60      01/25/01       500,000         497,603
   Ford Motor Credit Corp. .................................      A1/P1    6.59      01/17/01       286,000         285,051
   Ford Motor Credit Corp. .................................      A1/P1    6.55      01/17/01       126,000         125,584
   Ford Motor Credit Puerto Rico ...........................      A1/P1    6.53      01/12/01     1,000,000         997,610
   Ford Motor Credit Puerto Rico ...........................      A1/P1    6.54      01/12/01     1,000,000         997,615
   Gannett Co., Inc. .......................................     A1+/P1    6.58      01/29/01     2,000,000       1,988,971
   General Electric Capital Corp. ..........................     A1+/P1    6.53      01/03/01       200,000         199,853
   General Electric Capital Corp. ..........................     A1+/P1    6.57      01/10/01       273,000         272,447
   General Electric Capital Corp. ..........................     A1+/P1    6.55      01/10/01       213,000         212,569
   General Electric Capital Corp. ..........................     A1+/P1    6.65      01/12/01       565,000         563,640
   General Electric Capital Corp. ..........................     A1+/P1    6.53      01/19/01       700,000         697,423
   General Motors Acceptance Corp. .........................     A1+/P1    6.52      01/05/01       700,000         699,229
   General Motors Acceptance Corp. .........................     A1+/P1    6.56      01/05/01       647,000         646,286
   General Motors Acceptance Corp. .........................     A1+/P1    6.55      01/08/01       500,000         499,173
   Goldman Sachs Group, Inc. ...............................     A1+/P1    6.55      01/19/01     1,000,000         996,330
   Hertz Corp. .............................................      A1/P1    6.53      01/05/01       800,000         799,119
   Hertz Corp. .............................................      A1/P1    6.53      01/12/01     1,000,000         997,610
   Hertz Corp. .............................................      A1/P1    6.55      01/12/01       500,000         498,807
   International Lease Fin. Corp. ..........................     A1+/P1    6.60      01/05/01       140,000         139,845
   Merrill Lynch & Co., Inc. ...............................     A1+/P1    6.55      01/12/01       985,000         982,648
   Merrill Lynch & Co., Inc. ...............................     A1+/P1    6.52      01/18/01       768,000         765,324
   Monsanto Company ........................................     A1+/P1    6.60      01/12/01       400,000         399,042
   Monsanto Company ........................................     A1+/P1    6.55      01/30/01       250,000         248,578

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                                                          Discount                  Face        Amortized
                                                                 Rating*    Rate     Maturity      Amount         Cost
                                                                 -------   -------   --------     --------      ----------
SHORT-TERM DEBT SECURITIES (CONTINUED):
COMMERCIAL PAPER (CONTINUED)
   National Rural Utilities ................................     A1+/P1    6.55%     01/09/01     $ 200,000     $   199,632
   National Rural Utilities ................................     A1+/P1    6.50      01/10/01       414,000         413,166
   NIKE Inc. ...............................................      A1/P1    6.55      01/04/01       245,000         244,774
   NIKE Inc. ...............................................      A1/P1    6.52      01/31/01     1,820,000       1,809,410
   Northern Illinois Gas. Co. ..............................     A1+/P1    6.50      02/01/01     2,000,000       1,988,077
   SBC Communications, Inc. ................................     A1+/P1    6.52      01/10/01     1,500,000       1,496,964
   Sony Capital Corp. ......................................      A1/P1    6.56      01/25/01       312,000         310,511
   Toyota Motor Credit .....................................     A1+/P1    6.55      01/17/01     1,000,000         996,699
   Toyota Motor Credit .....................................     A1+/P1    6.53      01/26/01       755,000         751,267
   UBS Finance (Delw.) Inc. ................................     A1+/P1    6.53      01/16/01     1,672,000       1,666,787
   UBS Finance (Delw.) Inc. ................................     A1+/P1    6.55      01/18/01       863,000         859,991
   Verizon Network Funding .................................     A1+/P1    6.58      01/04/01       600,000         599,447
   Verizon Network Funding .................................     A1+/P1    6.62      01/16/01     1,000,000         996,855
   Verizon Global Funding ..................................     A1+/P1    6.55      01/08/01     1,055,000       1,053,259
   Verizon Global Funding ..................................     A1+/P1    6.55      01/24/01       350,000         348,394
   Verizon Global Funding ..................................     A1+/P1    6.60      01/26/01       404,000         401,988
   Walgreen Co. ............................................      A1/P1    6.50      01/18/01       555,000         553,095
   Wal-Mart Stores .........................................     A1+/P1    6.52      01/09/01       960,000         958,248
   Washington Gas Light Co. ................................     A1+/P1    6.55      01/18/01     2,200,000       2,192,328
   Washington Post .........................................     A1+/P1    6.52      01/12/01     1,700,000       1,695,955
   Wisconsin Electric Fuel .................................     A1+/P1    6.57      01/12/01       665,000         663,416
   Wisconsin Electric Fuel .................................     A1+/P1    6.55      01/23/01     1,500,000       1,493,399
   Wisconsin Energy Corp. ..................................     A1+/P1    6.52      01/30/01     1,500,000       1,491,505
   Wisconsin Gas Co. .......................................     A1+/P1    6.58      01/18/01       600,000         597,889
                                                                                                                -----------
TOTAL SHORT-TERM DEBT SECURITIES: (Cost: $67,011,659) 100% ................................................     $67,011,659
                                                                                                                ===========

----------
* The ratings are provided by Standard & Poor's Corporation/Moody's Investor Services, Inc.

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2000

                                                                                  Mid-Cap
                                                   All America   Equity Index  Equity Index
                                                      Fund           Fund          Fund
                                                   -----------   ------------  ------------
ASSETS:
Investments at market value (Notes 1 and 3)
   (Cost:
   All America Fund -- $54,985,275
   Equity Index Fund -- $34,337,960
   Mid-Cap Equity Index Fund -- $24,917,766) ...   $64,917,396   $32,862,195   $23,705,038
Cash ...........................................       135,995        19,241        21,346
Interest and dividends receivable ..............        46,760        27,485        12,513
Receivable for securities sold .................        41,087        14,536           284
Shareholder subscriptions receivable ...........            --            --            --
                                                   -----------   -----------   -----------
TOTAL ASSETS ...................................    65,141,238    32,923,457    23,739,181
                                                   -----------   -----------   -----------
LIABILITIES:
Payable for securities purchased ...............     2,708,666        69,874        20,154
Dividend payable to shareholders ...............       221,219         4,856            --
Shareholder redemptions payable ................            --            --            --
Accrued expenses ...............................           548           128            86
                                                   -----------   -----------   -----------
TOTAL LIABILITIES ..............................     2,930,433        74,858        20,240
                                                   -----------   -----------   -----------

NET ASSETS .....................................   $62,210,805   $32,848,599   $23,718,941
                                                   ===========   ===========   ===========

SHARES OUTSTANDING (Note 4) ....................     5,498,062     3,435,932     2,520,498
                                                   ===========   ===========   ===========

NET ASSET VALUE PER SHARE ......................   $     11.31   $      9.56   $      9.41
                                                   ===========   ===========   ===========

                                                   Aggressive
                                                     Equity          Bond      Money Market
                                                      Fund           Fund          Fund
                                                   -----------   ------------  ------------
ASSETS:
Investments at market value (Notes 1 and 3)
   (Cost:
   Aggressive Equity Fund -- $14,143,848
   Bond Fund -- $29,698,679
   Money Market Fund -- $67,011,659) ...........   $14,742,476   $27,783,618   $67,011,659
Cash ...........................................        68,661           875         3,279
Interest and dividends receivable ..............        20,965       429,937            --
Receivable for securities sold .................             9            --            --
Shareholder subscriptions receivable ...........            --            --       694,462
                                                   -----------   -----------   -----------
TOTAL ASSETS ...................................    14,832,111    28,214,430    67,709,400
                                                   -----------   -----------   -----------
LIABILITIES:
Payable for securities purchased ...............       826,624            --            --
Dividend payable to shareholders ...............            --         5,548        20,392
Shareholder redemptions payable ................            --            --        80,000
Accrued expenses ...............................            99            84           149
                                                   -----------   -----------   -----------
TOTAL LIABILITIES ..............................       826,723         5,632       100,541
                                                   -----------   -----------   -----------

NET ASSETS .....................................   $14,005,388   $28,208,798   $67,608,859
                                                   ===========   ===========   ===========

SHARES OUTSTANDING (Note 4) ....................     1,505,459     3,022,652     6,424,386
                                                   ===========   ===========   ===========

NET ASSET VALUE PER SHARE ......................   $      9.30   $      9.33   $     10.52
                                                   ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2000
                               (except as noted)

                                                                                  Mid-Cap
                                                   All America   Equity Index  Equity Index
                                                      Fund           Fund         Fund(a)
                                                   -----------   ------------  ------------
INVESTMENT INCOME (Note 1):
   Dividends ...................................   $   699,710   $   354,816   $    74,589
   Interest ....................................       285,358        89,346         9,154
                                                   -----------   -----------   -----------
Total Investment Income ........................       985,068       444,162        83,743
                                                   -----------   -----------   -----------
Expenses (Note 2):
   Investment management fees ..................       366,284        42,478         9,649
   Directors' (independent) fees and expenses ..        30,294        30,294         7,656
   Custodian expenses ..........................       114,644        39,610         5,400
   Accounting expenses .........................        30,000        26,000         6,000
     Transfer agent fees .......................        23,857        21,337         4,013
   Registration fees and expenses ..............        28,025        24,601        12,906
   Audit .......................................         7,600         4,900         4,150
   Printing ....................................        19,969         9,476            --
   Legal and other .............................         8,377         2,892           150
                                                   -----------   -----------   -----------
Total Expenses before reimbursement ............       629,050       201,588        49,924
Expense reimbursement ..........................       (32,250)      (91,145)      (24,838)
                                                   -----------   -----------   -----------
Net Expenses ...................................       596,800       110,443        25,086
                                                   -----------   -----------   -----------
NET INVESTMENT INCOME ..........................       388,268       333,719        58,657
                                                   -----------   -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS  (Note 1):
Net realized gain (loss) on investments ........    15,851,088       328,425      (201,976)
Net unrealized appreciation (depreciation)
   of investments ..............................   (19,604,921)   (3,498,209)   (1,212,728)
                                                   -----------   -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS ...............................    (3,753,833)   (3,169,784)   (1,414,704)
                                                   -----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ..............................   $(3,365,565)  $(2,836,065)  $(1,356,047)
                                                   ===========   ===========   ===========

----------
(a) For the period September 1, 2000 (Commencement of Operations) to December 31, 2000.

   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2000
                               (except as noted)

                                                   Aggressive
                                                     Equity          Bond      Money Market
                                                     Fund(a)         Fund          Fund
                                                   -----------   ------------  ------------
INVESTMENT INCOME (Note 1):
   Dividends ...................................   $    52,865   $        --   $        --
   Interest ....................................        32,831     2,070,720     2,667,770
                                                   -----------   -----------   -----------
Total Investment Income ........................        85,696     2,070,720     2,667,770
                                                   -----------   -----------   -----------
Expenses (Note 2):
   Investment management fees ..................        38,481       121,789        81,836
   Directors' (independent) fees and expenses ..         7,655        30,294        30,295
   Custodian expenses ..........................         3,600         7,190        19,900
   Accounting expenses .........................         6,000        30,000        30,000
   Transfer agent fees .........................         4,000        29,215        37,261
   Registration fees and expenses ..............         6,669        19,908        27,925
   Audit .......................................         3,550         4,450         5,350
   Printing ....................................            --         7,288        10,041
   Legal and other .............................            95         2,982         3,691
                                                   -----------   -----------   -----------
Total Expenses before reimbursement ............        70,050       253,116       246,299
Expense reimbursement ..........................       (20,251)      (63,666)      (82,626)
                                                   -----------   -----------   -----------
Net Expenses ...................................        49,799       189,450       163,673
                                                   -----------   -----------   -----------
NET INVESTMENT INCOME ..........................        35,897     1,881,270     2,504,097
                                                   -----------   -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS (Note 1):
Net realized gain (loss) on investments ........    (1,644,137)       (5,427)         (643)
Net unrealized appreciation (depreciation)
   of investments ..............................       598,628      (336,454)           50
                                                   -----------   -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS ...............................    (1,045,509)     (341,881)         (593)
                                                   -----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ..............................   $(1,009,612)  $ 1,539,389   $ 2,503,504
                                                   ===========   ===========   ===========

----------
(a) For the period September 1, 2000 (Commencement of Operations) to December 31, 2000.

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31,
                                (except as noted)

                                                                                                               Mid-Cap Equity
                                                       All America Fund               Equity Index Fund          Index Fund
                                                ----------------------------    ----------------------------    ------------
                                                    2000            1999            2000           1999(a)         2000(b)
                                                ------------    ------------    ------------    ------------    ------------
FROM OPERATIONS:
   Net investment income ....................   $    388,268    $    321,561    $    333,719    $    210,780    $     58,657
   Net realized gain (loss) on investments ..     15,851,088       9,735,794         328,425         194,402        (201,976)
   Net unrealized appreciation (depreciation)
     of investments .........................    (19,604,921)      4,620,245      (3,498,209)      2,022,444      (1,212,728)
                                                ------------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .................     (3,365,565)     14,677,600      (2,836,065)      2,427,626      (1,356,047)
                                                ------------    ------------    ------------    ------------    ------------
Dividend Distributions (Note 6):
   From net investment income ...............       (384,947)       (313,199)       (334,694)       (206,332)        (57,301)
   From capital gains .......................    (17,222,781)     (9,376,382)       (562,453)        (54,088)        (57,793)
                                                ------------    ------------    ------------    ------------    ------------
Total Distributions .........................    (17,607,728)     (9,689,581)       (897,147)       (260,420)       (115,094)
                                                ------------    ------------    ------------    ------------    ------------
CAPITAL TRANSACTIONS (Note 4):
   Net Proceeds from sale of shares .........     26,528,774       5,281,443       7,473,346      27,076,821      25,080,000
   Dividend reinvestments ...................     17,366,540       9,579,059         889,640         259,510         115,094
   Cost of shares redeemed ..................    (33,077,217)    (18,282,044)     (1,259,712)        (25,000)         (5,012)
                                                ------------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS .................     10,818,097      (3,421,542)      7,103,274      27,311,331      25,190,082
                                                ------------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS .......    (10,155,196)      1,566,477       3,370,062      29,478,537      23,718,941
NET ASSETS, BEGINNING OF PERIOD/YEAR ........     72,366,001      70,799,524      29,478,537              --              --
                                                ------------    ------------    ------------    ------------    ------------
NET ASSETS, END OF YEAR .....................   $ 62,210,805    $ 72,366,001    $ 32,848,599    $ 29,478,537    $ 23,718,941
                                                ============    ============    ============    ============    ============
COMPONENTS OF NET ASSETS:
   Paid-in capital ..........................   $ 52,492,830    $ 41,674,733    $ 34,414,605    $ 27,311,331    $ 25,190,082
   Accumulated undistributed net investment
     income .................................         19,804           1,710          17,246           4,448           1,356
   Accumulated undistributed net realized
     gain (loss) on investments .............       (233,950)      1,152,516        (107,487)        140,314        (259,769)
   Unrealized appreciation (depreciation) of
     investments ............................      9,932,121      29,537,042      (1,475,765)      2,022,444      (1,212,728)
                                                ------------    ------------    ------------    ------------    ------------
NET ASSETS, END OF YEAR .....................   $ 62,210,805    $ 72,366,001    $ 32,848,599    $ 29,478,537    $ 23,718,941
                                                ============    ============    ============    ============    ============

----------
(a)   For the period May 3, 1999 (Commencement of Operations) to December 31,
      1999.
(b) For the period September 1, 2000 (Commencement of Operations) to December 31, 2000.

   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31,
                                (except as noted)

                                                Aggressive
                                                Equity Fund              Bond Fund                   Money Market Fund
                                                ------------    ----------------------------    ----------------------------
                                                   2000(a)          2000            1999            2000            1999
                                                ------------    ------------    ------------    ------------    ------------
From Operations:
   Net investment income ....................   $     35,897    $  1,881,270    $  1,681,213    $  2,504,097    $    805,566
   Net realized gain (loss) on investments ..     (1,644,137)         (5,427)        (77,457)           (643)            (43)
   Net unrealized appreciation (depreciation)
     of investments .........................        598,628        (336,454)     (2,560,834)             50             (50)
                                                ------------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .................     (1,009,612)      1,539,389        (957,078)      2,503,504         805,473
                                                ------------    ------------    ------------    ------------    ------------
Dividend Distributions (Note 6):
   From net investment income ...............        (35,222)     (1,878,828)     (1,688,057)     (2,491,770)       (800,206)
   From capital gains .......................             --              --         (16,659)             --              --
                                                ------------    ------------    ------------    ------------    ------------
Total Distributions .........................        (35,222)     (1,878,828)     (1,704,716)     (2,491,770)       (800,206)
                                                ------------    ------------    ------------    ------------    ------------
CAPITAL TRANSACTIONS (Note 4):
   Net Proceeds from sale of shares .........     15,015,000         973,355       5,911,602      66,588,542      29,396,830
   Dividend reinvestments ...................         35,222       1,866,044       1,690,023       2,463,587         785,550
   Cost of shares redeemed ..................             --      (3,012,446)     (1,453,099)    (31,626,730)     (6,528,017)
                                                ------------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS .................     15,050,222        (173,047)      6,148,526      37,425,399      23,654,363
                                                ------------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS .......     14,005,388        (512,486)      3,486,732      37,437,133      23,659,630
NET ASSETS, BEGINNING OF PERIOD/YEAR ........             --      28,721,284      25,234,552      30,171,726       6,512,096
                                                ------------    ------------    ------------    ------------    ------------
NET ASSETS, END OF YEAR .....................   $ 14,005,388    $ 28,208,798    $ 28,721,284    $ 67,608,859    $ 30,171,726
                                                ============    ============    ============    ============    ============
COMPONENTS OF NET ASSETS:
   Paid-in capital ..........................   $ 15,050,222    $ 30,426,502    $ 30,599,549    $ 67,591,464    $ 30,166,066
   Accumulated undistributed net investment
     income .................................            675         (10,933)        (13,375)         18,269           5,941
   Accumulated undistributed net realized
     gain (loss) on investments .............     (1,644,137)       (291,710)       (286,283)           (874)           (231)
   Unrealized appreciation (depreciation)
     of investments .........................        598,628      (1,915,061)     (1,578,607)             --             (50)
                                                ------------    ------------    ------------    ------------    ------------
NET ASSETS, END OF YEAR .....................   $ 14,005,388    $ 28,208,798    $ 28,721,284    $ 67,608,859    $ 30,171,726
                                                ============    ============    ============    ============    ============

----------
(a) For the period September 1, 2000 (Commencement of Operations) to December 31, 2000.

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

                              FINANCIAL HIGHLIGHTS

                                                                      All America Fund
                                                       ----------------------------------------------
                                                                  Years Ended December 31,
                                                       ----------------------------------------------
SELECTED PER SHARE AND
SUPPLEMENTARY DATA:                                     2000      1999      1998      1997     1996(d)
-------------------                                    ------    ------    ------    ------    ------
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR ..........   $16.47    $15.08    $12.65    $10.98    $10.00
                                                       ------    ------    ------    ------    ------
Income from investment operations:
Net investment income ..............................     0.09      0.09      0.07      0.08      0.06
Net gains or losses on securities -- realized and
   unrealized ......................................    (0.94)     3.81      2.57      2.77      0.98
                                                       ------    ------    ------    ------    ------
TOTAL FROM INVESTMENT OPERATIONS ...................    (0.85)     3.90      2.64      2.85      1.04
                                                       ------    ------    ------    ------    ------
Less dividend distributions:
From net investment income .........................    (0.09)    (0.08)    (0.08)    (0.08)    (0.06)
From capital gains .................................    (4.22)    (2.43)    (0.13)    (1.10)       --
                                                       ------    ------    ------    ------    ------
TOTAL DISTRIBUTIONS ................................    (4.31)    (2.51)    (0.21)    (1.18)    (0.06)
                                                       ------    ------    ------    ------    ------
NET ASSET VALUE, END OF PERIOD/YEAR ................   $11.31    $16.47    $15.08    $12.65    $10.98
                                                       ======    ======    ======    ======    ======
Total return (%) (b) ...............................     -5.3      26.0      21.0      26.0      10.4
Net assets, end of year ($ millions) ...............     62.2      72.4      70.8      56.7      55.5
Ratio of net investment income to average net
   assets (%) ......................................     0.53      0.51      0.55      0.59      0.95(a)
Ratio of expenses to average net assets (%) ........     0.86      0.85      0.84      0.84      0.87(a)
Ratio of expenses to average net assets after
   expense reimbursement (%) .......................     0.82      0.84      0.82      0.81      0.85(a)
Portfolio turnover rate (%) (c) ....................   109.97     34.89     41.25     35.96      9.33

                                                     Equity           Mid-Cap    Aggressive
                                                     Index         Equity Index    Equity
                                                      Fund             Fund         Fund
                                                ----------------   ------------  ---------
                                                          Years Ended December 31,
                                                ------------------------------------------
SELECTED PER SHARE AND
SUPPLEMENTARY DATA:                              2000     1999(e)      2000(f)      2000(f)
-------------------                             ------    ------       ------       ------
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR ...   $10.80    $10.00       $10.00       $10.00
                                                ------    ------       ------       ------
Income from investment operations:
Net investment income .......................     0.10      0.08         0.02         0.02
Net gains or losses on securities --
   realized and unrealized ..................    (1.07)     0.82        (0.56)       (0.70)
                                                ------    ------       ------       ------
TOTAL FROM INVESTMENT OPERATIONS ............    (0.97)     0.90        (0.54)       (0.68)
                                                ------    ------       ------       ------
Less dividend distributions:
From net investment income ..................    (0.10)    (0.08)       (0.02)       (0.02)
From capital gains ..........................    (0.17)    (0.02)       (0.03)          --
                                                ------    ------       ------       ------
TOTAL DISTRIBUTIONS .........................    (0.27)    (0.10)       (0.05)       (0.02)
                                                ------    ------       ------       ------

NET ASSET VALUE, END OF PERIOD/YEAR .........   $ 9.56    $10.80       $ 9.41       $ 9.30
                                                ======    ======       ======       ======
Total return (%)(b) .........................     -9.1       9.0         -5.4         -6.7
Net assets, end of year ($ millions) ........     32.8      29.5         23.7         14.0

Ratio of net investment income to average net
   assets (%) ...............................     0.98      1.22(a)      0.75(a)      0.78(a)
Ratio of expenses to average net assets (%)       0.59      0.63(a)      0.64(a)      1.52(a)
Ratio of expenses to average net assets after
   expense reimbursement (%) ................     0.32      0.32(a)      0.32(a)      1.08(a)
Portfolio turnover rate (%)(c) ..............     5.76      5.67        17.72        59.63

----------
(a)   Annualized.
(b) Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).
(c)   Portfolio turnover rate excludes all short-term securities.
(d)   Commenced operations May 1, 1996.
(e)   Commenced operations May 3, 1999.
(f)   Commenced operations September 1, 2000.

   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                           Bond Fund
                                                       ----------------------------------------------
                                                                  Years Ended December 31,
                                                       ----------------------------------------------
SELECTED PER SHARE AND
SUPPLEMENTARY DATA:                                     2000      1999      1998      1997     1996(d)
-------------------                                    ------    ------    ------    ------    ------
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR ..........   $ 9.45    $10.41    $10.41    $10.13    $10.01
                                                       ------    ------    ------    ------    ------
Income from investment operations:
Net investment income ..............................     0.66      0.60      0.61      0.59      0.38
Net gains or losses on securities -- realized and
   unrealized ......................................    (0.12)    (0.87)     0.24      0.29      0.12
                                                       ------    ------    ------    ------    ------
TOTAL FROM INVESTMENT OPERATIONS ...................     0.54     (0.27)     0.85      0.88      0.50
                                                       ------    ------    ------    ------    ------
Less dividend distributions:
From net investment income .........................    (0.66)    (0.60)    (0.62)    (0.59)    (0.38)
From capital gains .................................       --     (0.09)    (0.23)    (0.01)       --
                                                       ------    ------    ------    ------    ------
TOTAL DISTRIBUTIONS ................................    (0.66)    (0.69)    (0.85)    (0.60)    (0.38)
                                                       ------    ------    ------    ------    ------
NET ASSET VALUE, END OF PERIOD/YEAR ................   $ 9.33    $ 9.45    $10.41    $10.41    $10.13
                                                       ======    ======    ======    ======    ======
Total return (%) (b) ...............................      5.9      -3.5       8.3       8.9       5.0
Net assets, end of year ($ millions) ...............     28.2      28.7      25.2      22.1      21.0
Ratio of net investment income to average net
   assets (%) ......................................     6.93      6.23      5.84      5.69      5.63(a)
Ratio of expenses to average net assets (%) ........     0.93      0.93      0.97      1.00      0.90(a)
Ratio of expenses to average net assets after
   expense reimbursement (%) .......................     0.70      0.70      0.70      0.70      0.70(a)
Portfolio turnover rate (%) (c) ....................    18.33     10.07     33.32     56.18     17.85

                                                          Money Market Fund
                                                -------------------------------------
                                                      Years Ended December 31,
                                                -------------------------------------
SELECTED PER SHARE AND
SUPPLEMENTARY DATA:                              2000      1999      1998     1997(e)
-------------------                             ------    ------    ------    ------
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR ...   $10.39    $10.23    $10.15    $10.00
                                                ------    ------    ------    ------
Income from investment operations:
Net investment income .......................     0.63      0.50      0.52      0.35
Net gains or losses on securities --
   realized and unrealized ..................       --        --        --        --
                                                ------    ------    ------    ------
TOTAL FROM INVESTMENT OPERATIONS ............     0.63      0.50      0.52      0.35
                                                ------    ------    ------    ------
Less dividend distributions:
From net investment income ..................    (0.50)    (0.34)    (0.44)    (0.20)
From capital gains ..........................       --        --        --        --
                                                ------    ------    ------    ------
TOTAL DISTRIBUTIONS .........................    (0.50)    (0.34)    (0.44)    (0.20)
                                                ------    ------    ------    ------
NET ASSET VALUE, END OF PERIOD/YEAR .........   $10.52    $10.39    $10.23    $10.15
                                                ======    ======    ======    ======
Total return (%) (b) ........................      6.1       4.9       5.3       3.5
Net assets, end of year ($ millions) ........     67.6      30.2       6.5      7.52
Ratio of net investment income to average net
   assets (%) ...............................     6.01      4.86      5.14      5.17(a)
Ratio of expenses to average net assets (%)       0.59      1.02      3.21      2.47(a)
Ratio of expenses to average net assets after
   expense reimbursement (%) ................     0.40      0.40      0.40      0.40(a)
Portfolio turnover rate (%) (c) .............      N/A       N/A       N/A       N/A

----------
(a)   Annualized.
(b) Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2)
(c)   Portfolio turnover rate excludes all short-term securities.
(d)   Commenced operations May 1, 1996.
(e)   Commenced operations May 1, 1997.
N/A = Not Applicable.

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Mutual of America Institutional Funds, Inc. (the "Investment Company") was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, commonly known as a "mutual fund." It currently issues six series of capital stock, each series representing shares of the All America Fund, Equity Index Fund, Bond Fund, Money Market Fund, Mid-Cap Equity Index Fund and Aggressive Equity Fund, respectively. Each Fund has its own investment objective and policies. Shares of the Funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities Corporation, a registered broker-dealer and affiliate of the Investment Company's investment management adviser, Mutual of America Capital Management Corporation (the "Adviser").

      The Investment Company is designed primarily as an investment vehicle for endowments, foundations, corporations, municipalities and other institutional investors.

      The All America Fund and Bond Fund commenced operations on May 1, 1996. The Money Market Fund commenced operations on May 1, 1997, the Equity Index Fund commenced operations on May 3, 1999 and the Mid-Cap Equity Index Fund and Aggressive Equity Fund commenced operations on September 1, 2000.

      The  preparation of financial  statements  may require  management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      In 2000, the Financial Accounting Standards Board (FASB) deferred the effective date of Statement of Financial Accounting Standards ("SFAS") No. 133 "Accounting for Derivative Instruments and Hedging Activities". The Investment Company will be required to adopt implementation of SFAS No. 133 and related SFAS No. 138 effective January 1, 2001. Implementation, however, is not expected to have a material impact on its financial position or results of operations.

      The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with accounting principles generally accepted in the United States:

      Security Valuation--Investment securities are valued as follows:

      Equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For any equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

      Short-term securities with a maturity of 60 days or less are valued at amortized cost, which approximates market value for such securities. Short-term debt securities maturing in excess of 60 days are stated at market value.

      Debt securities are valued at a composite fair market value "evaluated bid," which may be the last sale price. Securities for which market quotations are not readily available will be valued at fair value as determined in good faith by the Adviser under the direction of the Board of Directors of the Investment Company.

      Security Transactions--Security transactions are recorded based on the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out ("FIFO") basis.

      The All America Fund, Equity Index Fund and Mid-Cap Equity Index Fund each maintain an indexed assets portfolio. In order to remain more fully invested in the equity markets while minimizing its transaction costs, the funds may purchase stock index futures contracts. Initial cash margin deposits
(represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 6% of the contract amount, and does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period of the contract. The "Underlying Face Amount at Value" representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund's exposure to off-balance sheet risk.

      Investment Income--Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation succeed, such amounts are recorded as income upon collection.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

      Federal Income Taxes--The Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

2. EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES

      The Investment Company has entered into an Investment Advisory agreement with the Adviser. For providing investment management services to the Investment Company, each fund accrues a fee, calculated as a daily charge, at annual rates of .85%, .50%, .125%, .45%, and .20% of the value of the net assets for the Aggressive Equity, All America, Equity Index and Mid-Cap Equity Index, Bond, and Money Market funds, respectively.

      Under Sub-Advisory Agreements for the All America Fund, the Adviser has delegated investment advisory responsibilities to subadvisers responsible for providing management services for a portion of the Fund's assets. The Adviser (not the Fund) is responsible for compensation payable under such Sub-Advisory Agreements.

      Each of the funds of the Investment Company is charged for those expenses which can be directly attributed to a fund's operation. Expenses which cannot be so attributed are generally allocated among the funds based on relative net assets.

      The Adviser contractually limits the expenses of each fund, other than brokers' commissions, transfer taxes and fees relating to portfolio transactions, investment management fees and extraordinary expenses, to an annual rate of .25%, .35%, .20%, .25%, and .20%, of the value of the net assets of the Aggressive Equity, All America, Equity Index and Mid-Cap Equity Index, Bond, and Money Market funds, respectively. Accrual of these other operating expenses is charged daily against each fund's net assets. Settlement of fees accrued (both investment management and other operating expenses) is paid by each fund to the Adviser on or about month-end.

      The annual rates of operating expenses charged daily to each fund are subject to periodic adjustments so as to maintain as close a relationship as possible between the established rate (charged daily) and each fund's actual expenses, but not to exceed the respective rates under the Adviser's contractual expense limitation agreement.

      The Adviser's contractual agreement to limit each fund's total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to annual rates of 1.10%, .85%, .325%, .70%, and .40% of the net assets of the Aggressive Equity, All America, Equity Index and Mid-Cap Equity Index, Bond and Money Market funds, respectively, is in effect through 2001 and continues in effect thereafter unless cancelled by the Fund or the Adviser in accordance with the agreement.

      The Investment Company has an Investment Accounting Agreement with the Adviser, pursuant to which the Adviser has agreed to serve as investment accounting and recordkeeping agent for the funds and to calculate the net asset values of the funds. The compensation paid by the funds for these services is subject to the expense reimbursement agreement of the Adviser described above.

      A subadviser placed a portion of its portfolio transactions with its affiliated broker-dealer; such commissions amounted to $11,891 or 8.6% of the Fund's total commissions and represented 7.2% of the aggregate amount of commissionable transactions.

3. PURCHASES AND SALES

      The cost of investment purchases and proceeds from sales of investments, excluding short-term investments and U.S. Government securities, for the period or year ended December 31, 2000 was as follows:

                                                                         Mid-Cap     Aggressive
                                           All America  Equity Index     Equity        Equity         Bond
                                              Fund           Fund      Index Fund       Fund          Fund
                                           -----------   -----------   -----------   -----------   -----------
Cost of investment purchases ...........   $75,726,329   $10,650,429   $28,011,323   $20,245,904   $ 1,419,510
                                           ===========   ===========   ===========   ===========   ===========
Proceeds from sales of investments .....   $79,097,175   $ 1,878,774   $ 3,955,787   $ 6,993,557   $        --
                                           ===========   ===========   ===========   ===========   ===========
The cost of investment purchases and
  proceeds from sales of U.S. Government
  (excluding short-term) securities was
  as follows:

Cost of investment purchases ...........   $        --   $        --   $        --   $        --   $ 3,239,765
                                           ===========   ===========   ===========   ===========   ===========
Proceeds from sales of investments .....   $        --   $        --   $        --   $        --   $ 5,005,241
                                           ===========   ===========   ===========   ===========   ===========

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

3. PURCHASES AND SALES (CONTINUED)

      For the Money Market Fund, the cost of short-term securities purchases was $468,978,111; net proceeds from sales and redemptions was $434,735,747.

      At December 31, 2000 the net unrealized appreciation (depreciation) of investments based on cost, which was substantially the same for Federal income tax purposes, was as follows:

                                                             Mid-Cap       Aggressive                  Money
                              All America   Equity Index   Equity Index      Equity         Bond       Market
                                  Fund          Fund           Fund           Fund          Fund        Fund
                              -----------   -----------    -----------    -----------   -----------    ------
Unrealized appreciation ...   $15,260,334   $ 4,326,455    $ 2,553,562    $ 1,352,696   $   774,926    $   --
Unrealized depreciation ...     5,328,213     5,802,220      3,766,290        754,068     2,689,987        --
                              -----------   -----------    -----------    -----------   -----------    ------
Net unrealized appreciation
  (depreciation) ..........   $ 9,932,121   $(1,475,765)   $(1,212,728)   $   598,628   $(1,915,061)   $   --
                              ===========   ===========    ===========    ===========   ===========    ======

4. CAPITAL SHARE ACTIVITY AND AFFILIATED OWNERSHIP

      At December 31, 2000 one billion shares of common stock has been authorized for the Investment Company. The Board of Directors has allocated 25 million shares to the All America Fund, 15 million shares each to the Equity Index, Bond and Money Market Funds, and 10 million shares each to the Aggressive Equity and Mid-Cap Equity Index Funds.

      Transactions in shares during the period or year ending December 31, 2000 were as follows:

                                                             Mid-Cap       Aggressive                  Money
                              All America   Equity Index   Equity Index      Equity         Bond       Market
                                  Fund          Fund           Fund           Fund          Fund        Fund
                              -----------   -----------    -----------    -----------   -----------  ---------
Shares issued .............   1,614,156      734,381       2,508,814(2)   1,501,673(3)    101,487    6,259,275
Shares issued as
  reinvestment of
  dividends ...............   1,492,293       89,528          12,230          3,786       199,720      234,769
Shares redeemed ...........  (2,002,577)(1) (118,362)           (546)            --      (319,014)  (2,973,517)
                              ---------      -------       ---------      ---------       -------    ---------
Net increase (decrease) ...   1,103,872      705,547       2,520,498      1,505,459       (17,807)   3,520,527
                              =========      =======       =========      =========       =======    =========

      As at December 31, 2000, Mutual of America Life Insurance Company and its subsidiaries (affiliates of the Adviser) were shareholders of each fund's outstanding shares as follows:

     All America Fund ............   57%    Aggressive Equity ............   99%
     Equity Index Fund ...........   75%    Bond Fund ....................   85%
     Mid-Cap Equity Index ........   99%    Money Market Fund ............    2%

5. FUND OWNERSHIP

      In addition to the affiliated ownership as described above, other beneficial ownerships (shareholders owning 5% or more of a fund's outstanding shares) at December 31, 2000 are as follows:

      All America Fund: three shareholders, each owning 15%, 11% and 5%, respectively;

      Equity Index Fund: one shareholder owning 14%;

      Money Market Fund: two shareholders, each owning 10% and 8%, respectively.

----------
(1) During 2000, Mutual of America Life Insurance Company redeemed approximately 1.51 million shares realizing proceeds of $25 million, reducing the Fund's net assets by a corresponding amount.
(2) Includes the initial seed investment by Mutual of America Life Insurance Company of $25 million, represented by 2,500,000 shares.
(3) Includes the initial seed investment by Mutual of America Life Insurance Company of $15 million, represented by 1,500,000 shares.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

6. DIVIDENDS

      On December 29, 2000 dividend distributions were declared for each of the Funds from net investment income and, as applicable, from net realized gains on investment transactions. Prior thereto, remaining required distributions relating to the 1999 Internal Revenue Sec. 855(a) elections were declared and paid on September 15, 2000. On June 30, 2000 dividends were distributed, as applicable, from net investment income. Pursuant to shareholders' instructions, substantially all dividend distributions throughout 2000 were immediately reinvested into their respective funds (see Note #4).

                                                             Mid-Cap      Aggressive                    Money
                               All America   Equity Index  Equity Index     Equity         Bond         Market
                                   Fund          Fund          Fund          Fund          Fund          Fund
                               -----------   -----------   -----------   -----------   -----------   -----------
Distribution From:
  Net investment income ....   $   384,947   $   334,694   $    57,301   $    35,222   $ 1,878,828   $ 2,491,770
  Net realized capital gains    17,222,781       562,453        57,793            --            --            --
                               -----------   -----------   -----------   -----------   -----------   -----------
Total dividend distributions   $17,607,728   $   897,147   $   115,094   $    35,222   $ 1,878,828   $ 2,491,770
                               ===========   ===========   ===========   ===========   ===========   ===========

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Directors and Shareholders of Mutual of America Institutional Funds, Inc.:

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments in securities, of Mutual of America Institutional Funds, Inc. (comprising, respectively, the All America, Equity Index, Bond and Money Market Funds) as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. We have also audited the statement of assets and liabilities, including the portfolio of investments in securities, of Mutual of America Institutional Funds, Inc. (comprising the Mid-Cap Equity Index and Aggressive Equity Funds) as of December 31, 2000 and the related statement of operations, statement of changes in net assets and the financial highlights for the period September 1, 2000 (commencement of operations) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodian and brokers; when replies were not received, we carried out alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the All America, Equity Index, Bond and Money Market Funds of Mutual America
Institutional Funds, Inc. as of December 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States. Also, in our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Mid-Cap Equity Index and Aggressive Equity Funds of Mutual of America Institutional Funds, Inc. as of December 31, 2000, and the results of their operations, changes in net assets, and financial highlights for the period September 1, 2000 (commencement of operations) to December 31, 2000 in conformity with accounting principles generally accepted in the United States.

/s/ Arthur Andersen LLP

New York, New York
February 20, 2001

      MUTUAL OF AMERICA
      INSTITUTIONAL
      FUNDS, INC.

      Distributed by:
      MUTUAL OF AMERICA SECURITIES CORPORATION
      320 PARK AVENUE
      NEW YORK, NY 10022-6839
      800-914-8716